UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-3320

Fidelity Colchester Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	March 31

Date of reporting period:	December 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Money Market Portfolio

December 31, 2016

DOM-QTLY-0217
1.811333.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 26.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.1%
Wells Fargo Bank NA
5/3/17 to 5/19/17	1.09 to 1.24 (b)%	$188,000	$188,079
London Branch, Eurodollar, Foreign Banks - 1.8%
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/27/17 to 3/16/17	1.00 to 1.05	158,000	158,056
New York Branch, Yankee Dollar, Foreign Banks - 22.8%
Bank of Montreal Chicago
3/16/17 to 5/8/17	1.04 to 1.08 (b)	150,000	150,051
Bank of Nova Scotia
1/3/17	1.04 (b)	200,000	200,010
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/27/17	1.02	98,000	98,050
Canadian Imperial Bank of Commerce
1/20/17	1.18 (b)	200,000	200,062
Credit Agricole CIB
2/17/17	0.98	97,000	97,026
KBC Bank NV
1/25/17 to 2/28/17	0.95 to 1.05	355,000	355,075
Mitsubishi UFJ Trust & Banking Corp.
3/23/17	1.16 (b)	75,000	75,040
Mitsubishi Ufj Trust&Bank New York Cd Be
4/5/17	1.08 (b)	86,000	86,046
Royal Bank of Canada
5/8/17	1.05 (b)	69,000	69,036
Sumitomo Mitsui Banking Corp.
1/20/17	0.95	97,000	97,019
Svenska Handels- banken AB
5/9/17	1.05 (b)	74,000	74,045
Toronto-Dominion Bank New York Branch
2/1/17 to 9/6/17	1.06 to 1.11 (b)	300,000	300,093
UBS AG
1/10/17	1.05	200,000	200,038
			2,001,591
TOTAL CERTIFICATE OF DEPOSIT
(Cost $2,347,000)			2,347,726

Financial Company Commercial Paper - 9.6%
Bank of Nova Scotia
9/6/17	1.11 (b)	85,000	85,004
BNP Paribas Dublin Branch
2/13/17	0.98	100,000	99,903
BNP Paribas Fortis
3/2/17	0.98	70,000	69,896
BPCE SA
2/2/17 to 3/1/17	1.00 to 1.00	170,000	169,848
Caisse centrale Desjardins
2/6/17 to 2/8/17	0.85 to 0.85	58,000	57,948
Canadian Imperial Bank of Commerce
7/10/17 to 7/20/17	1.09 to 1.19 (b)	196,000	196,029
Natexis Banques Populaires New York Branch
2/3/17	0.90	88,000	87,940
Toronto Dominion Holdings (U.S.A.)
2/17/17	0.90	75,000	74,932
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $841,350)			841,500

Asset Backed Commercial Paper - 2.8%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)
3/1/17	1.00	86,000	85,871
3/1/17	1.00	85,000	84,872
3/20/17	1.18	75,000	74,831
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $ 245,528)			245,574

Non-Financial Company Commercial Paper - 0.6%
UnitedHealth Group, Inc.
1/3/17
(Cost $49,998)	0.80	50,000	49,996

U.S. Treasury Debt - 7.5%
U.S. Treasury Obligations - 7.5%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $654,914)	0.69 to 0.75 (b)	655,000	655,964

Other Instrument - 4.1%
Master Notes - 4.1%
Toyota Motor Credit Corp.
1/6/17
(Cost $360,000)	1.07 (b)	360,000	360,000

Variable Rate Demand Note - 0.3%
Florida - 0.3%
Florida Timber Fin. III LLC Taxable 1/6/17, LOC Wells Fargo Bank NA, VRDN
1/6/17
(Cost $25,155)	0.77 (b)	25,155	25,155

Non-Negotiable Time Deposit - 19.6%
Time Deposits - 19.6%
Australia & New Zealand Banking Group Ltd.
1/3/17 to 1/4/17	0.55 to 0.70	449,000	449,001
BNP Paribas
1/4/17	0.68	195,000	194,999
Credit Agricole CIB
1/3/17 to 1/4/17	0.54 to 0.68	352,000	352,000
Natixis SA
1/3/17	0.55	150,000	150,000
Sumitomo Mitsui Banking Corp. (TD)
1/3/17	0.68	334,000	334,000
Ubs AG (TD)
1/3/17	0.54	249,000	249,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $1,729,000)			1,729,000

U.S. Government Agency Repurchase Agreement - 4.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.5% dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) #	$275,394	$275,379
0.51% dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) #	103,053	103,047
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $378,426)		378,426

Other Repurchase Agreement - 24.5%
Other Repurchase Agreement - 24.5%
With:
BNP Paribas at:
0.9%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $48,997,796, 0.10% - 7.05%, 3/15/19 - 11/01/66)	47,008	47,003
0.95%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $12,962,395, 4.88% - 11.00%, 12/01/17 - 1/01/49)	12,002	12,001
Citigroup Global Markets, Inc. at:
1.01%, dated:
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $123,161,490)	114,045	114,000
12/23/16 due 1/6/17 (Collateralized by Equity Securities valued at $46,454,334)	43,017	43,000
2%, dated:
11/16/16 due 2/14/17 (Collateralized by Corporate Obligations valued at $168,929,280, 1.04% - 12.39%, 11/25/34 - 2/03/50)	156,780	155,997
11/22/16 due 2/21/17 (Collateralized by Corporate Obligations valued at $129,902,400, 1.14% - 6.19%, 10/06/46 - 2/28/52)	120,607	119,997
Credit Suisse Securities (U.S.A.) LLC at 0.91%, dated 12/27/16 due 1/3/17 (Collateralized by Mortgage loan Obligations valued at $66,707,488, 0.75% - 6.00%, 11/27/36 - 12/25/65)	58,010	58,002
HSBC Securities, Inc. at 0.86%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $64,051,530, 1.38% - 4.25%, 3/22/17 - 9/15/56)	61,006	61,000
J.P. Morgan Securities, LLC at:
0.78%, dated 12/30/16 due 1/3/17 (Collateralized by Commercial Paper valued at $121,540,640, 1/23/17 - 4/04/17)	118,010	118,000
1.06%, dated 12/30/16 due 1/6/17:
(Collateralized by Mortgage loan Obligations valued at $186,741,193, 0.00% - 43.38%, 2/25/35 - 2/15/51) (b)(c)	172,157	172,000
(Collateralized by Mortgage loan Obligations valued at $171,744,176, 0.00% - 5.75%, 3/15/18 - 4/01/63)(b)(c)	158,144	158,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.97%, dated:
12/20/16 due 1/3/17 (Collateralized by Equity Securities valued at $39,975,080)	37,014	37,000
12/21/16 due 1/4/17 (Collateralized by Equity Securities valued at $16,205,676)	15,006	15,000
12/27/16 due 1/6/17 (Collateralized by Equity Securities valued at $25,924,897)	24,009	24,000
Mizuho Securities U.S.A., Inc. at:
0.84%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $72,429,735, 1.88% - 3.13%, 1/31/17 - 2/15/43)	71,007	71,000
0.95%, dated:
12/20/16 due 1/3/17 (Collateralized by Equity Securities valued at $240,799,009)	223,082	223,000
12/21/16 due 1/4/17 (Collateralized by Equity Securities valued at $31,330,746)	29,011	29,000
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $32,410,285)	30,011	30,000
12/23/16 due 1/6/17 (Collateralized by Equity Securities valued at $31,329,097)	29,011	29,000
12/28/16 due 1/6/17 (Collateralized by Equity Securities valued at $16,202,591)	15,006	15,000
1.85%, dated 10/31/16 due 1/30/17 (Collateralized by Corporate Obligations valued at $25,282,945, 1.80% - 4.00%, 6/01/17 - 12/24/26)	24,112	23,999
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by U.S. Government Obligations valued at $27,818,111, 2.80% - 6.48%, 2/25/23 - 9/25/40)	27,189	26,996
RBC Capital Markets Co. at:
0.91%, dated 10/20/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $118,593,618, 0.00% - 6.07%, 9/01/18 - 12/01/46)	115,262	115,000
0.95%, dated 12/22/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $52,848,080, 0.72% - 7.20%, 12/01/17 - 4/01/50)	50,080	50,004
1.04%, dated 11/14/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $131,649,562, 5.00%, 8/01/27 - 12/01/44)	125,329	125,000
1.09%, dated 12/9/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $27,530,623, 5.00%, 7/01/30 - 6/15/39)	26,071	26,000
Wells Fargo Securities, LLC at:
0.86%, dated 12/30/16 due 1/3/17 (Collateralized by Equity Securities valued at $136,093,011)	126,012	126,000
0.91%, dated:
12/27/16 due 1/3/17 (Collateralized by Equity Securities valued at $50,768,994)	47,008	47,000
12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $65,886,662, 1.00% - 5.88%, 2/01/18 - 7/01/25)	61,006	61,000
1.5%, dated 11/4/16 due 2/2/17 (Collateralized by Corporate Obligations valued at $28,150,201, 1.00% - 7.00%, 12/01/19 - 9/15/26)	26,098	25,999
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $2,159,000)		2,158,998
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $8,790,371)		8,792,339
NET OTHER ASSETS (LIABILITIES) - 0.0%		3,911
NET ASSETS - 100%		$8,796,250

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Prior to October 3, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Effective October 3, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations, commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$275,379,000 due 1/03/17 at 0.50%
BNP Paribas, S.A.	$34,892
Bank of Nova Scotia	66,545
Merrill Lynch, Pierce, Fenner & Smith, Inc.	48,329
Wells Fargo Securities LLC	125,613
$275,379
$103,047,000 due 1/03/17 at 0.51%
Bank of America NA	41,993
Citibank NA	6,561
Credit Agricole CIB New York Branch	3,755
J.P. Morgan Securities, Inc.	11,356
Mizuho Securities USA, Inc.	30,544
RBC Dominion Securities, Inc.	8,838
$103,047

Income Tax Information

At December 31, 2016 the cost of investment securities for income tax purposes was $8,790,371,000. Net unrealized appreciation aggregated $1,968,000, of which $1,991,000 related to appreciated investment securities and $23,000 related to depreciated investment securities.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Government Portfolio

December 31, 2016

GVP-QTLY-0217
1.811316.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 26.7%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 0.6%
U.S. Treasury Notes
1/15/17	0.59%	$624,507	$624,910
U.S. Treasury Obligations - 26.1%
U.S. Treasury Bills
2/9/17 to 6/29/17	0.42 to 0.67	20,866,544	20,830,899
U.S. Treasury Bonds
5/15/17	0.62	95,000	97,849
U.S. Treasury Notes
1/31/17 to 7/15/17	0.45 to 0.69	6,554,756	6,570,003
			27,498,751
TOTAL U.S. TREASURY DEBT
(Cost $28,123,661)			28,123,661

Variable Rate Demand Note - 0.4%
Arizona - 0.0%
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Fernando Apts. Proj.) Series 2004, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	14,500	14,500
FNMA Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev. (San Martin Apts. Proj.) Series A1, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	6,000	6,000
			20,500
California - 0.2%
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	11,300	11,300
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Vista Del Monte Proj.) Series QQ, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	12,250	12,250
FNMA California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev. (Wilshire Court Proj.) Series M, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	20,290	20,290
FNMA Orange County Apt. Dev. Rev. (Ladera Apts. Proj.) Series 2001 II B, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	23,500	23,500
FNMA Orange County Apt. Dev. Rev. (Wood Canyon Villas Proj.) Series 2001 E, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	16,000	16,000
FNMA Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	13,750	13,750
FNMA San Diego Hsg. Auth. Multi-family Hsg. Rev. (Bay Vista Apts. Proj.) Series A, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	14,500	14,500
FNMA Santa Cruz Redev. Agcy. Multi-family Rev. (Shaffer Road Apts. Proj.) Series A, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	29,925	29,925
Orange County Apt. Dev. Rev. (Park Place Apts. Proj.) Series 1989 A, 0.68% 1/6/17, LOC Freddie Mac, VRDN
1/6/17	0.68 (b)(c)	15,400	15,400
			156,915
Colorado - 0.0%
FNMA Lakewood Hsg. Auth. Multi-family Rev. (Ridgemoor Apts. Proj.) Series 2003 A, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	13,325	13,325
Maryland - 0.0%
FNMA Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Barrington Apts. Proj.) Series A, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	39,765	39,765
New York - 0.1%
FNMA New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev. Series 2002 A, 0.65% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.65 (b)(c)	51,500	51,500
New York Hsg. Fin. Agcy. Rev. (600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.72% 1/6/17, LOC Freddie Mac, VRDN
1/6/17	0.72 (b)(c)	90,950	90,950
			142,450
Texas - 0.1%
FNMA Dallas Hsg. Fin. Corp. Multi-family Hsg. Rev. (The Masters Apts. Proj.) 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	6,780	6,780
FNMA Harris County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Louetta Village Apts. Proj.) Series 2005, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	6,080	6,080
FNMA Montgomery County Hsg. Fin. Corp. Multi-family Hsg. Rev. (Conroe Lodge at Silverdale Apt. Homes Proj.) 0.73% 1/6/17, LOC Freddie Mac, VRDN
1/6/17	0.73 (b)(c)	7,470	7,470
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. (Pinnacle Apts. Proj.) Series 2004, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	13,265	13,265
FNMA Texas Dept. of Hsg. & Cmnty. Affairs Multi-family Hsg. Rev. Series 2004, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	10,700	10,700
			44,295
Washington - 0.0%
FNMA Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (The Vintage at Richland Sr. Living Proj.) Series 2004 A, 0.58% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.58 (b)(c)	7,535	7,535
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $424,785)			424,785

U.S. Government Agency Debt - 42.9%
Federal Agencies - 42.9%
Fannie Mae
1/18/17 to 1/11/18	0.40 to 0.85 (b)	1,701,930	1,701,419
Federal Farm Credit Bank
1/20/17 to 1/30/18	0.55 to 0.91 (b)	3,315,500	3,315,678
Federal Home Loan Bank
1/3/17 to 10/5/18	0.36 to 0.92 (b)(d)	34,978,975	34,966,731
10/3/17	0.65 (b)	50,000	50,000
10/3/17	0.65 (b)	50,000	50,000
10/3/17	0.65 (b)	50,000	50,000
10/3/17	0.65 (b)	3,000	3,000
10/4/17	0.65 (b)(d)	50,000	50,000
10/4/17	0.65 (b)(d)	42,000	42,000
7/3/17	0.60 (b)	50,000	50,000
7/3/17	0.60 (b)	25,000	25,000
7/3/17	0.60 (b)	50,000	50,000
7/3/17	0.60 (b)	25,000	25,000
7/5/17	0.60 (b)(d)	50,000	50,000
7/5/17	0.60 (b)(d)	50,000	50,000
7/5/17	0.60 (b)(d)	50,000	50,000
7/5/17	0.60 (b)(d)	3,000	3,000
Freddie Mac
1/12/17 to 1/12/18	0.49 to 0.91 (b)	4,752,461	4,751,033
TOTAL U.S. GOVERNMENT AGENCY DEBT
(Cost $45,282,861)			45,282,861

U.S. Government Agency Repurchase Agreement - 10.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.5% dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) #	$842,891	$842,844
0.51% dated 12/30/16 due 1/3/17 (Collateralized by U.S. Government Obligations) #	4,451,701	4,451,447
With:
BNP Paribas, S.A. at 0.43%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $76,732,715, 0.00% - 7.50%, 2/15/17 - 1/01/47)	75,054	75,000
Citibank NA at:
0.56%, dated 12/27/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $78,817,005, 0.75% - 8.75%, 1/01/18 - 12/01/46)	77,008	77,000
0.57%, dated 12/27/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $474,113,643, 0.00% - 9.00%, 4/30/17 - 9/01/46)	464,051	464,000
Deutsche Bank Securities, Inc. at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $36,722,082, 1.13%, 7/31/21)	36,002	36,000
ING Financial Markets LLC at:
0.42%, dated 11/1/16 due 1/3/17 (Collateralized by U.S. Government Obligations valued at $76,555,039, 3.00% - 4.50%, 12/01/24 - 5/01/46)	75,055	75,000
0.61%, dated 12/9/16 due 3/9/17 (Collateralized by U.S. Government Obligations valued at $47,958,460, 3.50% - 4.00%, 2/01/42 - 3/01/46)	47,072	47,000
0.62%, dated:
12/15/16 due 2/3/17:
(Collateralized by U.S. Government Obligations valued at $127,535,233, 3.50% - 4.00%, 10/20/44 - 1/01/46)	125,192	125,000
(Collateralized by U.S. Government Obligations valued at $159,163,363, 3.50%, 2/01/46 - 12/01/46)	156,242	156,000
12/16/16 due 2/3/17 (Collateralized by U.S. Government Obligations valued at $190,789,296, 3.50%, 1/01/43 - 8/01/46)	187,290	187,000
12/19/16 due 2/3/17 (Collateralized by U.S. Government Obligations valued at $176,494,473, 3.50%, 1/01/42 - 1/01/43)	173,262	173,000
12/20/16 due 2/3/17 (Collateralized by U.S. Government Obligations valued at $154,050,110, 3.50%, 1/01/46 - 12/01/46)	151,234	151,000
12/27/16 due 2/3/17:
(Collateralized by U.S. Government Obligations valued at $94,867,430, 2.50% - 7.50%, 6/01/24 - 12/01/46)	93,135	93,000
(Collateralized by U.S. Government Obligations valued at $94,864,972, 2.50% - 7.50%, 6/01/24 - 12/01/46)	93,138	93,000
12/28/16 due 2/3/17 (Collateralized by U.S. Government Obligations valued at $158,109,111, 3.50%, 12/01/46)	155,230	155,000
Merrill Lynch, Pierce, Fenner & Smith at 0.59%, dated 12/15/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $476,488,327, 2.29% - 4.50%, 12/01/31 - 1/01/47)	467,459	467,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at:
0.5%, dated:
11/16/16 due 2/14/17 (Collateralized by U.S. Government Obligations valued at $76,551,000, 2.20% - 4.50%, 9/01/24 - 12/01/46)	75,094	75,000
12/5/16 due 2/7/17 (Collateralized by U.S. Government Obligations valued at $143,877,928, 2.00% - 5.83%, 1/01/24 - 8/01/48)	141,125	141,000
0.51%, dated 12/6/16 due 2/8/17 (Collateralized by U.S. Government Obligations valued at $127,550,575, 2.11% - 5.15%, 1/01/19 - 12/01/46)	125,113	125,000
0.56%, dated 12/13/16 due 2/10/17 (Collateralized by U.S. Government Obligations valued at $79,585,990, 2.35% - 5.00%, 11/01/25 - 12/01/46)	78,072	78,000
0.58%, dated 12/14/16 due 2/13/17 (Collateralized by U.S. Government Obligations valued at $128,561,412, 1.85% - 5.00%, 3/01/20 - 12/20/46)	126,124	126,000
0.61%, dated:
12/19/16 due 2/17/17 (Collateralized by U.S. Government Obligations valued at $171,403,554, 2.16% - 5.00%, 11/01/23 - 12/01/46)	168,171	168,000
12/30/16 due:
3/1/17 (Collateralized by U.S. Government Obligations valued at $92,826,291, 2.00% - 5.00%, 7/20/19 - 12/20/46)	91,094	91,000
3/2/17 (Collateralized by U.S. Government Obligations valued at $123,428,365, 2.16% - 5.43%, 1/01/19 - 12/20/46)	121,127	121,000
0.64%, dated 12/20/16 due 3/20/17 (Collateralized by U.S. Government Obligations valued at $123,450,718, 2.23% - 4.50%, 9/01/24 - 12/01/46)	121,194	121,000
Mizuho Securities U.S.A., Inc. at 0.5%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $153,121,139, 0.00% - 3.38%, 1/26/17 - 12/22/26)	150,190	150,000
RBC Capital Markets Corp. at:
0.4%, dated 11/8/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $122,590,875, 1.50% - 5.50%, 2/01/29 - 12/01/46)	120,083	120,000
0.41%, dated 11/10/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $90,846,842, 1.50% - 8.50%, 9/25/20 - 12/01/46)	89,061	89,000
0.45%, dated:
11/14/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $77,568,450, 2.28% - 5.00%, 2/01/20 - 1/01/47)	76,057	76,000
11/15/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $120,480,684, 0.88% - 8.00%, 12/25/22 - 12/01/46)	118,087	118,000
0.46%, dated 11/18/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $75,580,556, 0.88% - 6.00%, 12/01/22 - 1/01/47)	74,057	74,000
0.5%, dated 11/21/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $81,746,161, 0.88% - 5.50%, 10/01/27 - 1/01/47)	80,067	80,000
0.52%, dated 12/1/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $160,229,830, 2.13% - 6.50%, 1/01/26 - 12/01/46)	157,152	157,000
0.57%, dated 12/12/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $159,175,427, 2.50% - 3.00%, 11/20/45 - 12/01/46)	156,158	156,000
RBC Dominion Securities at:
0.5%, dated 12/2/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $191,845,227, 3.00% - 4.50%, 4/20/46 - 10/20/46)	188,120	188,000
0.53%, dated:
12/22/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $15,302,704, 3.00%, 7/20/46)	15,006	15,000
12/30/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $32,641,923, 3.50% - 4.00%, 9/20/45 - 1/01/47)	32,009	32,000
0.54%, dated 12/12/16 due 1/3/17 (Collateralized by U.S. Government Obligations valued at $219,372,370, 3.00% - 3.50%, 10/20/45 - 7/20/46)	215,071	215,000
Wells Fargo Securities, LLC at:
0.5%, dated 11/8/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $61,247,601, 3.50%, 12/20/46)	60,049	60,000
0.61%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Government Obligations valued at $318,390,987, 3.00% - 4.50%, 7/20/41 - 12/20/46)	312,476	312,000
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $10,556,291)		10,556,291

U.S. Treasury Repurchase Agreement - 19.0%
With:
Barclays Capital, Inc. at 0.51%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $59,163,354, 0.00% - 2.63%, 1/05/17 - 5/15/25)	58,003	58,000
BMO Harris Bank NA at:
0.39%, dated 11/3/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $140,671,980, 1.25% - 2.50%, 7/31/17 - 5/15/24)	136,099	136,000
0.4%, dated 11/1/16 due 1/6/17:
(Collateralized by U.S. Treasury Obligations valued at $136,971,043, 1.38% - 2.38%, 7/31/17 - 12/31/22)	133,115	133,000
(Collateralized by U.S. Treasury Obligations valued at $68,907,093, 1.50% - 2.38%, 7/31/17 - 10/31/20)	67,062	67,000
0.41%, dated 11/10/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $71,372,840, 2.13% - 2.38%, 7/31/17 - 12/31/22)	69,053	69,000
0.42%, dated 11/10/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $71,642,486, 2.00% - 3.63%, 7/31/17 - 11/15/42)	69,060	69,000
0.46%, dated 11/29/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $353,992,421, 2.25% - 2.63%, 7/31/17 - 11/15/25)	343,193	343,000
0.5%, dated:
11/30/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $149,233,218, 1.25% - 3.75%, 7/31/17 - 11/15/43)	142,128	142,000
12/7/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $311,303,020, 1.25% - 3.63%, 7/31/17 - 5/15/44)	300,113	300,000
0.51%, dated 12/23/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $288,677,757, 1.38% - 1.50%, 9/30/18 - 5/31/20)	279,047	279,000
BNP Paribas, S.A. at:
0.41%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $277,363,263, 0.69% - 8.13%, 1/15/18 - 5/15/46)	270,185	270,000
0.45%, dated 11/10/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $546,121,328, 0.00% - 8.88%, 3/02/17 - 5/15/46)	534,601	534,000
0.5%, dated:
11/21/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $413,096,297, 0.63% - 8.88%, 5/31/17 - 5/15/46)	404,337	404,000
11/22/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $708,428,787, 0.00% - 7.50%, 3/23/17 - 11/15/45)	690,565	690,000
Deutsche Bank Securities, Inc. at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $164,229,188, 0.75% - 2.25%, 7/15/19 - 11/15/24)	161,009	161,000
Federal Reserve Bank of New York at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $12,518,695,466, 2.00% - 4.63%, 8/15/20 - 2/15/40)	12,518,695	12,518,000
MUFG Securities EMEA PLC at:
0.75%, dated:
12/1/16 due 1/17/17 (Collateralized by U.S. Treasury Obligations valued at $86,798,163, 1.50% - 2.13%, 3/02/17 - 8/15/26)	85,083	85,000
12/5/16 due 1/17/17 (Collateralized by U.S. Treasury Obligations valued at $58,279,703, 1.38% - 2.13%, 3/02/17 - 5/15/25)	57,051	57,000
12/12/16 due 1/13/17 (Collateralized by U.S. Treasury Obligations valued at $116,017,542, 1.38% - 2.63%, 3/02/17 - 8/31/23)	113,075	113,000
12/15/16 due 1/18/17 (Collateralized by U.S. Treasury Obligations valued at $288,156,369, 2.13%, 5/15/25)	281,199	281,000
0.77%, dated 12/2/16 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $88,033,969, 1.38% - 2.63%, 3/02/17 - 5/15/25)	86,114	86,000
Prudential Insurance Co. of America at 0.53%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $696,819,709, 0.88% - 8.13%, 6/15/17 - 2/15/31)	679,416	679,376
RBC Capital Markets Corp. at:
0.38%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $94,984,743, 0.00% - 8.13%, 2/09/17 - 11/15/46)	93,059	93,000
0.43%, dated 10/21/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $106,304,075, 0.00% - 8.88%, 5/31/17 - 2/15/45)	104,112	104,000
0.5%, dated 11/29/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $142,985,998, 0.00% - 8.75%, 2/02/17 - 8/15/46)	140,128	140,000
RBC Dominion Securities at:
0.52%, dated 12/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $432,648,683, 0.75% - 1.50%, 2/28/18 - 3/31/23)	424,214	424,000
0.53%, dated 12/14/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $173,451,080, 0.75% - 3.75%, 2/28/18 - 2/15/45)	170,053	170,000
0.56%, dated 12/22/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $241,632,921, 0.63% - 2.88%, 5/31/17 - 11/15/46)	236,330	236,000
RBS Securities, Inc. at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $20,092,522, 0.63% - 1.00%, 1/15/17 - 12/31/17)	19,698	19,697
Sumitomo Mitsui Trust Bank Ltd. at:
0.51%, dated:
11/22/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $158,625,549, 0.75% - 3.75%, 6/30/17 - 11/15/18)	154,782	154,688
11/25/16 due 1/5/17 (Collateralized by U.S. Treasury Obligations valued at $155,208,453, 0.75% - 3.75%, 6/30/17 - 11/15/18)	151,452	151,365
0.7%, dated 12/14/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $76,193,761, 0.75% - 2.25%, 6/30/17 - 5/15/24)	74,474	74,423
0.79%, dated:
1/4/16 due 1/6/17(e)	154,807	154,688
12/21/16 due 1/6/17:
(Collateralized by U.S. Treasury Obligations valued at $74,603,477, 2.25%, 11/15/24)	72,935	72,879
(Collateralized by U.S. Treasury Obligations valued at $76,306,724, 2.38%, 8/15/24)	74,175	74,107
12/22/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $232,508,505, 2.13%, 8/31/20)	226,409	226,235
1/5/17 due 1/6/17(e)	230,575	230,399
Wells Fargo Securities, LLC at:
0.57%, dated 12/1/16 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $93,889,091, 1.50% - 2.00%, 5/31/20 - 11/30/22)	92,131	92,000
0.59%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Treasury Obligations valued at $129,599,481, 0.88% - 2.25%, 4/15/19 - 11/15/25)	127,187	127,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $20,018,857)		20,018,857
TOTAL INVESTMENT PORTFOLIO - 99.0%
(Cost $104,406,455)		104,406,455
NET OTHER ASSETS (LIABILITIES) - 1.0%		1,011,687
NET ASSETS - 100%		$105,418,142

Security Type Abbreviations

VRDN – Variable Rate Demand Note (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (e) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000's)
$842,844,000 due 1/03/17 at 0.50%
BNP Paribas, S.A.	$106,794
Bank of Nova Scotia	203,673
Merrill Lynch, Pierce, Fenner & Smith, Inc.	147,920
Wells Fargo Securities LLC	384,457
$842,844
$4,451,447,000 due 1/03/17 at 0.51%
Bank of America NA	1,814,007
Citibank NA	283,439
Credit Agricole CIB New York Branch	162,204
J.P. Morgan Securities, Inc.	490,543
Mizuho Securities USA, Inc.	1,319,456
RBC Dominion Securities, Inc.	381,798
$4,451,447

Income Tax Information

At December 31, 2016 the cost for Federal Income Tax Purposes was $104,406,455,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Money Market Portfolio

December 31, 2016

MMP-QTLY-0217
1.811317.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 39.8%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 2.9%
Wells Fargo Bank NA
3/23/17 to 6/5/17	1.09 to 1.34 (b)%	$477,000	$477,071
London Branch, Eurodollar, Foreign Banks - 2.4%
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/11/17 to 3/17/17	1.00 to 1.10	402,000	402,000
New York Branch, Yankee Dollar, Foreign Banks - 34.5%
Bank of Montreal Chicago
1/17/17 to 7/10/17	0.90 to 1.17 (b)	795,000	794,999
Bank of Nova Scotia
1/3/17 to 7/12/17	1.04 to 1.32 (b)	497,000	497,157
Bank of Tokyo-Mitsubishi UFJ Ltd.
2/21/17 to 3/10/17	1.00 to 1.03	437,000	437,000
Bayerische Landesbank
1/5/17 to 1/9/17	0.74	370,000	370,000
Canadian Imperial Bank of Commerce
1/20/17 to 1/23/17	1.18 to 1.21 (b)	300,000	300,000
Credit Agricole CIB
2/17/17 to 2/21/17	0.95 to 0.98	295,000	295,000
Credit Suisse AG
3/16/17	1.15	150,000	150,000
KBC Bank NV
1/25/17 to 2/28/17	0.95 to 1.05	557,000	557,000
Mitsubishi UFJ Trust & Banking Corp.
3/23/17	1.16 (b)	75,000	75,000
Mitsubishi Ufj Trust&Bank New York Cd Be
4/5/17	1.08 (b)	147,000	147,000
Mizuho Corporate Bank Ltd.
1/13/17	1.00	150,000	150,000
Royal Bank of Canada
1/23/17 to 4/18/17	1.09 to 1.31 (b)	400,000	400,000
Sumitomo Mitsui Banking Corp.
1/11/17 to 1/20/17	0.95 to 1.00	442,000	442,000
Svenska Handels- banken AB
2/17/17 to 5/9/17	1.05 to 1.32 (b)	180,000	180,014
Toronto-Dominion Bank
3/15/17	1.08	150,000	150,000
Toronto-Dominion Bank New York Branch
2/1/17 to 9/6/17	1.06 to 1.39 (b)	554,000	554,000
UBS AG
1/10/17 to 3/13/17	1.05 to 1.31 (b)	215,000	215,000
			5,714,170
TOTAL CERTIFICATE OF DEPOSIT
(Cost $6,593,241)			6,593,241

Financial Company Commercial Paper - 14.5%
ABN AMRO Funding U.S.A. LLC
2/6/17	0.87	40,000	39,965
Bank of Nova Scotia
9/6/17	1.11 (b)	143,000	143,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/10/17	1.05	111,000	110,971
Bayerische Landesbank
1/6/17	0.74	114,000	113,988
BNP Paribas Fortis
2/13/17 to 3/2/17	0.98	340,000	339,509
BPCE SA
1/31/17 to 3/1/17	1.00	426,000	425,532
Caisse centrale Desjardins
2/6/17 to 2/8/17	0.85	101,000	100,912
Caisse d'Amort de la Dette Sociale
2/16/17	0.92 (c)	150,000	149,824
Canadian Imperial Bank of Commerce
7/10/17 to 7/20/17	1.09 to 1.19 (b)	300,000	300,000
Commonwealth Bank of Australia
2/8/17	1.10 (b)	200,000	200,000
Natexis Banques Populaires New York Branch
2/3/17	0.90	148,000	147,878
Rabobank Nederland New York Branch
3/6/17	0.96	143,000	142,756
Sumitomo Mitsui Banking Corp.
2/10/17	0.90	190,000	189,810
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $2,404,145)			2,404,145

Asset Backed Commercial Paper - 5.5%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/3/17	0.95	45,000	44,998
2/1/17	1.10	140,000	139,867
2/3/17	0.90	100,000	99,918
2/6/17	1.08	90,000	89,903
3/1/17	1.00	144,000	143,764
3/20/17	1.18	150,000	149,616
3/7/17	1.02	90,000	89,834
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
1/13/17	1.05	79,000	78,972
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)
1/17/17	0.90	80,000	79,968
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $916,840)			916,840

Non-Financial Company Commercial Paper - 2.1%
Dominion Resources, Inc.
1/12/17 to 1/13/17	1.03 to 1.05	37,333	37,321
Eversource Energy
1/9/17	0.80	36,000	35,994
Motiva Enterprises LLC
1/13/17 to 1/17/17	1.03 to 1.05	45,000	44,983
Sempra Global
1/12/17 to 2/9/17	1.10 to 1.22	135,000	134,891
UnitedHealth Group, Inc.
1/3/17	0.80	100,000	99,996
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $353,185)			353,185

U.S. Treasury Debt - 4.6%
U.S. Treasury Obligations - 4.6%
U.S. Treasury Notes
10/31/17 to 10/31/18
(Cost $768,975)	0.69 to 0.83 (b)	769,000	768,975

Other Instrument - 1.4%
Master Notes - 1.4%
Toyota Motor Credit Corp.
1/6/17
(Cost $240,000)	1.07 (b)	240,000	240,000

Variable Rate Demand Note - 1.1%
Arizona - 0.3%
Arizona Health Facilities Auth. Rev. (Catholic Healthcare West Proj.) Series 2008 B, 0.75% 1/6/17, LOC Barclays Bank PLC, VRDN
1/6/17	0.75 (b)	42,600	42,600
Illinois - 0.1%
Univ. of Illinois Rev. Series 2008, 0.72% 1/6/17, LOC Wells Fargo Bank NA, VRDN
1/6/17	0.72 (b)	22,080	22,080
New York - 0.4%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.72% 1/6/17 (Liquidity Facility Royal Bank of Canada), VRDN
1/6/17	0.72 (b)	57,900	57,900
Washington - 0.3%
Port of Seattle Rev. Series 2008, 0.73% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN
1/6/17	0.73 (b)(d)	55,065	55,065
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $177,645)			177,645

Non-Negotiable Time Deposit - 1.6%
Time Deposits - 1.6%
Credit Agricole CIB
1/3/17
(Cost $264,618)	0.54	264,618	264,618

U.S. Government Agency Repurchase Agreement - 0.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.5% dated 12/30/16 due 1/3/17 (Collateralized by (U.S. Government Obligations) #	$89	$89
0.52% dated 12/30/16 due 1/3/17 (Collateralized by (U.S. Government Obligations) #	213	213
TOTAL U.S. GOVERNMENT AGENCY REPURCHASE AGREEMENT
(Cost $302)		302

Other Repurchase Agreement - 29.0%
Other Repurchase Agreement - 29.0%
With:
BNP Paribas at:
0.9%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $96,616,980, 1.43% - 10.13%, 5/02/17 - 12/15/66)	92,016	92,000
0.95%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $24,845,214, 2.38% - 11.25%, 12/01/17 - 9/15/25)	23,004	23,000
Citigroup Global Markets, Inc. at:
0.96%, dated 12/28/16 due 1/4/17 (Collateralized by Equity Securities valued at $163,106,149)	151,028	151,000
1.01%, dated:
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $315,466,218)	292,115	292,000
12/23/16 due 1/6/17 (Collateralized by Equity Securities valued at $232,271,779)	215,084	215,000
2%, dated 11/16/16 due 2/14/17 (Collateralized by Corporate Obligations valued at $198,167,040 1.05% - 14.73%, 3/15/19 - 11/25/51)	183,915	183,000
Credit Suisse Securities (U.S.A.) LLC at 0.91%, dated 12/27/16 due 1/3/17 (Collateralized by Mortgage loan Obligations valued at $132,262,669, 0.00% - 14.69%, 12/25/25 - 12/25/56)	115,020	115,000
HSBC Securities, Inc. at 0.86%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $119,704,535, 0.88% - 7.11%, 3/03/17 - 11/30/46)	114,011	114,000
ING Financial Markets LLC at:
0.84%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $18,903,604, 3.36% - 6.60%, 9/20/21 - 3/15/46)	18,002	18,000
0.86%, dated 12/30/16 due 1/3/17:
(Collateralized by Equity Securities valued at $70,206,743)	65,006	65,000
(Collateralized by Equity Securities valued at $31,323,010)	29,003	29,000
0.94%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $22,680,791, 6.88% - 11.25%, 4/15/21 - 12/15/22)	21,002	21,000
J.P. Morgan Securities, LLC at:
0.86%, dated 12/30/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $227,631,793, 0.00% - 14.28%, 4/25/22 - 5/16/55)	221,037	221,000
1.06%, dated 12/30/16 due 1/6/17:
(Collateralized by Mortgage loan Obligations valued at $360,285,434, 0.31% - 30.44%, 1/15/20 - 11/25/60)(b)(e)	320,292	320,000
(Collateralized by Mortgage loan Obligations valued at $320,661,620, 0.00% - 9.00%, 3/15/18 - 4/01/63) (b)(e)	295,269	295,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.86%, dated 12/28/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $264,217,866, 2.09% - 5.00%, 1/01/42 - 1/01/47)	259,043	259,000
0.95%, dated 12/15/16 due 1/3/17 (Collateralized by Equity Securities valued at $316,598,660)	293,147	293,000
1.8%, dated:
10/31/16 due 1/31/17 (Collateralized by Equity Securities valued at $161,434,946)	149,685	149,000
11/2/16 due 1/31/17 (Collateralized by Equity Securities valued at $151,668,722)	140,630	140,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.97%, dated:
12/20/16 due 1/3/17 (Collateralized by Equity Securities valued at $73,467,704)	68,026	68,000
12/21/16 due 1/4/17 (Collateralized by Equity Securities valued at $29,170,220)	27,010	27,000
12/27/16 due 1/6/17 (Collateralized by Equity Securities valued at $49,689,377)	46,017	46,000
Mizuho Securities U.S.A., Inc. at:
0.95%, dated:
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $39,972,664)	37,014	37,000
12/23/16 due 1/6/17 (Collateralized by Equity Securities valued at $98,308,600)	91,034	91,000
12/27/16 due 1/6/17 (Collateralized by Equity Securities valued at $114,501,285)	106,039	106,000
12/28/16 due 1/6/17 (Collateralized by Equity Securities valued at $56,168,939)	52,019	52,000
12/30/16 due 1/6/17 (Collateralized by Equity Securities valued at $105,851,247)	98,047	98,000
1.05%, dated 12/30/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $30,903,678, 0.13%, 1/15/23)	30,012	30,000
1.85%, dated:
10/11/16 due 1/9/17 (Collateralized by Corporate Obligations valued at $44,471,142, 12.00%, 6/15/20)	41,190	41,000
10/17/16 due 1/17/17 (Collateralized by U.S. Government Obligations valued at $34,126,243, 0.52% - 7.16%, 8/15/35 - 9/25/46)	33,156	33,000
10/31/16 due 1/30/17 (Collateralized by Corporate Obligations valued at $42,061,938, 5.20% - 12.00%, 6/15/20 - 9/21/47)	39,182	39,000
11/1/16 due 1/31/17 (Collateralized by U.S. Government Obligations valued at $60,966,743, 4.13% - 6.82%, 4/25/37 - 6/25/43)	59,276	59,000
11/2/16 due 2/1/17 (Collateralized by U.S. Government Obligations valued at $61,996,902, 4.50% - 6.66%, 1/25/31 - 11/25/43)	60,281	60,000
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by U.S. Government Obligations valued at $41,212,018, 5.58% - 9.33%, 1/25/23 - 5/25/26)	40,280	40,000
RBC Capital Markets Co. at:
0.91%, dated 10/20/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $181,537,859, 2.50% - 48.71%, 4/25/24 - 12/01/46)	176,400	176,000
0.95%, dated 12/22/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $52,670,412, 0.00% - 7.10%, 10/01/17 - 8/01/57)	50,080	50,000
1.04%, dated 11/14/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $115,876,554, 4.00% - 5.00%, 8/01/27 - 12/01/44)	110,289	110,000
1.09%, dated 12/9/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $48,545,558, 5.00%, 8/01/27 - 11/15/40)	46,125	46,000
SG Americas Securities, LLC at 1.06%, dated:
12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $64,813,356, 2.75% - 12.00%, 6/15/17 - 6/05/2115)	60,012	60,000
12/28/16 due 1/4/17 (Collateralized by Corporate Obligations valued at $63,717,531, 1.63% - 12.00%, 9/05/17 - 1/15/47)	60,012	60,000
12/29/16 due 1/5/17 (Collateralized by Corporate Obligations valued at $64,744,637, 2.75% - 12.00%, 4/01/17 - 6/05/2115)	60,012	60,000
12/30/16 due 1/6/17 (Collateralized by Corporate Obligations valued at $64,054,028, 2.00% - 9.75%, 11/13/17 - 5/01/31)	60,012	60,000
Wells Fargo Securities, LLC at:
0.91%, dated:
12/27/16 due 1/3/17 (Collateralized by Equity Securities valued at $99,377,585)	92,016	92,000
12/30/16 due:
1/3/17 (Collateralized by Corporate Obligations valued at $123,132,449, 0.25% - 9.75%, 7/15/17 - 1/15/77)	114,012	114,000
1/6/17 (Collateralized by Corporate Obligations valued at $117,731,989, 3.63% - 9.50%, 3/15/18 - 2/15/67)	109,019	109,000
1.5%, dated 11/4/16 due 2/2/17 (Collateralized by Corporate Obligations valued at $47,638,801, 5.50%, 9/15/26)	44,165	44,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $4,803,000)		4,803,000
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $16,521,951)		16,521,951
NET OTHER ASSETS (LIABILITIES) - 0.4%		58,482
NET ASSETS - 100%		$16,580,433

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $149,824,000 or 0.9% of net assets.

 (d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (e) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$89,000 due 1/03/17 at 0.50%
BNP Paribas, S.A.	$11
Bank of Nova Scotia	22
Merrill Lynch, Pierce, Fenner & Smith, Inc.	16
Wells Fargo Securities LLC	40
$89
$213,000 due 1/03/17 at 0.52%
BNY Mellon Capital Markets LLC	22
Bank of America NA	43
Citibank NA	14
ING Financial Markets LLC	2
J.P. Morgan Securities, Inc.	30
Mizuho Securities USA, Inc.	5
RBC Dominion Securities, Inc.	26
Societe Generale	10
Wells Fargo Securities LLC	62
$213

Income Tax Information

At December 31, 2016 the cost for Federal Income Tax Purposes was $16,521,951,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Only Portfolio

December 31, 2016

TO-QTLY-0217
1.811324.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 100.0%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 2.4%
U.S. Treasury Notes
1/15/17	0.59 to 0.61%	$329,634	$329,845
U.S. Treasury Obligations - 97.6%
U.S. Treasury Bills
1/5/17 to 6/29/17	0.25 to 0.66	10,957,088	10,947,917
U.S. Treasury Notes
1/31/17 to 10/31/18	0.50 to 0.83 (b)	2,392,731	2,393,104
			13,341,021
TOTAL U.S. TREASURY DEBT
(Cost $13,670,866)			13,670,866
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $13,670,866)			13,670,866
NET OTHER ASSETS (LIABILITIES) - 0.0%			4,779
NET ASSETS - 100%			$13,675,645

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At December 31, 2016 the cost for Federal Income Tax Purposes was $13,670,866,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Tax-Exempt Portfolio

December 31, 2016

TAX-QTLY-0217
1.811334.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 43.8%
	Principal Amount (000s)	Value (000s)
Alabama - 4.7%
Columbia Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series 2014 B, 0.78% 1/3/17, VRDN (a)	$16,015	$16,015
Mobile Downtown Redev. Auth. Gulf Opportunity Zone Series 2011 B, 0.74% 1/6/17, LOC Wells Fargo Bank NA, VRDN (a)(b)	9,705	9,705
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 0.77% 1/6/17, VRDN (a)	1,250	1,250
Tuscaloosa County Indl. Dev. Gulf Opportunity (Hunt Refining Proj.):
Series 2011 A, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	3,700	3,700
Series 2011 D, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2011 E, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	25,000	25,000
Series 2011 F, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)(b)	15,000	15,000
Series 2011 I, 0.74% 1/6/17, LOC Bank of Nova Scotia, VRDN (a)(b)	1,600	1,600
		97,270
Alaska - 1.0%
Alaska Indl. Dev. & Export Auth. Rev. (Greater Fairbanks Cmnty. Hosp. Foundation Proj.) Series 2009 A, 0.73% 1/6/17, LOC MUFG Union Bank NA, VRDN (a)	6,700	6,700
Valdez Marine Term. Rev. (Phillips Trans. Alaska, Inc. Proj.) Series 1994 C, 0.76% 1/6/17, VRDN (a)(c)	14,500	14,500
		21,200
Arizona - 0.7%
Arizona Health Facilities Auth. Rev.:
(Banner Health Sys. Proj.) Series 2008 G, 0.74% 1/6/17, LOC Wells Fargo Bank NA, VRDN (a)	8,910	8,910
(Catholic Healthcare West Proj.):
Series 2008 B, 0.75% 1/6/17, LOC Barclays Bank PLC, VRDN (a)	2,000	2,000
Series 2009 F, 0.77% 1/6/17, LOC Mizuho Corporate Bank Ltd., VRDN (a)	1,000	1,000
Series 2015 B, 0.74% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,500	2,500
		14,410
Colorado - 1.3%
Colorado Health Facilities Auth. Rev.:
(Boulder Cmnty. Hosp. Proj.) Series 2000, 0.79% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	4,115	4,115
0.72% 1/6/17, VRDN (a)	23,450	23,450
		27,565
Connecticut - 2.8%
Connecticut Health & Edl. Facilities Auth. Rev. Series 2014 D, 0.72% 1/6/17, LOC Bank of America NA, VRDN (a)	10,900	10,900
Connecticut Hsg. Fin. Auth.:
(Mtg. Fin. Prog.) Series C3, 0.72% 1/6/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)	6,550	6,550
Series 2011 C1, 0.75% 1/6/17 (Liquidity Facility Barclays Bank PLC), VRDN (a)	11,435	11,435
Series 2011 E3, 0.71% 1/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	1,650	1,650
Series 2016 F, 0.73% 1/6/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	25,500	25,500
Series E 3, 0.73% 1/6/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	1,000	1,000
		57,035
Delaware - 0.1%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1993 C, 0.95% 1/6/17, VRDN (a)	300	300
Series 1999 A, 0.75% 1/6/17, VRDN (a)	1,900	1,900
		2,200
District Of Columbia - 1.8%
District of Columbia Hsg. Fin. Agcy. Multi-family Hsg. Rev.:
(Park 7 at Minnesota Benning Proj.) Series 2012, 0.72% 1/6/17, LOC Freddie Mac, VRDN (a)	2,000	2,000
(Pentacle Apts. Proj.) Series 2008, 0.77% 1/6/17, LOC Freddie Mac, VRDN (a)	3,100	3,100
District of Columbia Rev.:
(American Psychological Assoc. Proj.) Series 2003, 0.78% 1/6/17, LOC Bank of America NA, VRDN (a)	1,235	1,235
(American Society for Microbiology Proj.) Series 1999 A, 0.69% 1/6/17, LOC Wells Fargo Bank NA, VRDN (a)	6,200	6,200
(The Pew Charitable Trust Proj.) Series 2008 A, 0.76% 1/6/17, LOC PNC Bank NA, VRDN (a)	20,500	20,500
(Washington Drama Society, Inc. Proj.) Series 2008, 0.74% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	1,200	1,200
District of Columbia Univ. Rev. (American Univ. Proj.) Series 2006 A, 0.72% 1/6/17, LOC Royal Bank of Canada, VRDN (a)	3,600	3,600
		37,835
Florida - 0.5%
Miami-Dade County Series 2014 A, 0.75% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,600	4,600
Orange County Health Facilities Auth. Rev. (The Nemours Foundation Proj.) Series 2009 B, 0.71% 1/6/17, LOC Northern Trust Co., VRDN (a)	5,000	5,000
		9,600
Georgia - 2.7%
Bartow County Dev. Auth. Poll. Cont. Rev. (Georgia Pwr. Co. Plant Bowen Proj.) First Series 2009, 0.77% 1/6/17, VRDN (a)(c)	5,100	5,100
Burke County Indl. Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Vogtle Proj.) Series 2013, 0.77% 1/6/17, VRDN (a)	900	900
(Oglethorpe Pwr. Corp. Proj.):
Series 2010 A, 0.73% 1/6/17, LOC Bank of America NA, VRDN (a)	2,600	2,600
Series 2010 B, 0.73% 1/6/17, LOC Bank of America NA, VRDN (a)	7,205	7,205
Effingham County Indl. Dev. Auth. Poll Cont. 0.87% 1/3/17, VRDN (a)	6,370	6,370
Monroe County Dev. Auth. Poll. Cont. Rev.:
(Georgia Pwr. Co. Plant Scherer Proj.):
First Series 2009, 0.8% 1/6/17, VRDN (a)	800	800
Series 1997, 0.84% 1/3/17, VRDN (a)	1,100	1,100
(Georgia Pwr. Plant Co. Scherer Proj.) Series 2008, 0.84% 1/3/17, VRDN (a)	24,640	24,640
(Oglethorpe Pwr. Corp. Proj.) Series 2009 B, 0.73% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	2,300	2,300
Paulding County Hosp. Auth. Rev. Series 2012 B, 0.74% 1/6/17, LOC Northern Trust Co., VRDN (a)	3,900	3,900
		54,915
Illinois - 4.3%
Chicago O'Hare Int'l. Arpt. Rev. Series 2005 D, 0.74% 1/6/17, LOC Barclays Bank PLC, VRDN (a)	1,400	1,400
Illinois Dev. Fin. Auth. Rev. (Lyric Opera of Chicago Proj.) 0.77% 1/6/17, LOC JPMorgan Chase Bank, LOC BMO Harris Bank NA, VRDN (a)	3,000	3,000
Illinois Fin. Auth. Rev.:
(Edward Hosp. Obligated Group Proj.) Series 2008 C, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	3,680	3,680
(Latin School Proj.) Series 2005 A, 0.73% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	5,575	5,575
(Little Co. of Mary Hosp. Proj.):
Series 2008 A, 0.75% 1/6/17, LOC Barclays Bank PLC, VRDN (a)	4,120	4,120
Series 2008 B, 0.75% 1/6/17, LOC Barclays Bank PLC, VRDN (a)	9,700	9,700
(Northwest Cmnty. Hosp. Proj.) Series 2008 B, 0.72% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	10,005	10,005
(OSF Healthcare Sys. Proj.) Series 2007 E, 0.75% 1/6/17, LOC Barclays Bank PLC, VRDN (a)	7,600	7,600
(The Carle Foundation Proj.) Series 2009 C, 0.74% 1/6/17, LOC Northern Trust Co., VRDN (a)	2,700	2,700
Series 2009 A, 0.75% 1/6/17, LOC BMO Harris Bank NA, VRDN (a)	10,815	10,815
Illinois Health Facilities Auth. Rev. (Herman M. Finch Univ. of Health Sciences/The Chicago Med. School Proj.) Series 2003, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	6,235	6,235
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2007 A-2A, 0.73% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	10,600	10,600
Series 2007 A1, 0.73% 1/6/17, LOC Citibank NA, VRDN (a)	5,850	5,850
Lake County Multi-family Hsg. Rev. (Whispering Oaks Apts. Proj.) Series 2008, 0.75% 1/6/17, LOC Freddie Mac, VRDN (a)	6,000	6,000
		87,280
Indiana - 1.9%
Elkhart County Hosp. Auth. Rev. (Elkhart Gen. Hosp. Proj.) Series 2008, 0.74% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	13,865	13,865
Indiana Dev. Fin. Auth. Econ. (Archer-Daniels-Midland Co. Proj.) Series 2012, 0.73% 1/6/17 (Archer Daniels Midland Co. Guaranteed), VRDN (a)	4,800	4,800
Indiana Fin. Auth. Hosp. Rev. Series 2016 C, 0.7% 1/6/17, LOC BMO Harris Bank NA, VRDN (a)	1,950	1,950
Indiana Fin. Auth. Rev. (Ascension Health Subordinate Cr. Proj.) Series 2008 E5, 0.76% 1/6/17, VRDN (a)	14,600	14,600
Saint Joseph County Hosp. Auth. Health Sys. Rev. (Memorial Health Sys. Proj.) Series 2008 A, 0.74% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	4,570	4,570
		39,785
Iowa - 1.6%
Iowa Fin. Auth. Midwestern Disaster Area Econ. Dev. Series 2012 A, 0.77% 1/6/17, LOC Cargill, Inc., VRDN (a)	1,600	1,600
Iowa Fin. Auth. Poll. Cont. Facility Rev.:
(MidAmerican Energy Proj.) Series 2008 B, 0.72% 1/6/17, VRDN (a)	29,600	29,600
(Midamerican Energy Proj.) Series 2016 A, 0.72% 1/6/17, VRDN (a)	900	900
		32,100
Louisiana - 1.9%
East Baton Rouge Parish Pub. Impt. Sales Tax Rev. Series 2008 A, 0.75% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	11,135	11,135
Louisiana Offshore Term. Auth. Deepwater Port Rev. (LOOP LLC Proj.) Series 2013 B, 0.78% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	3,450	3,450
Louisiana Pub. Facilities Auth. Rev.:
(Air Products & Chemicals, Inc. Proj.) Series 2004, 0.72% 1/6/17, VRDN (a)	12,000	12,000
(C-Port LLC Proj.) Series 2008, 0.76% 1/6/17, LOC Bank of America NA, VRDN (a)	800	800
Saint James Parish Gen. Oblig. (NuStar Logistics, L.P. Proj.):
Series 2010 B, 0.74% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,200	3,200
Series 2010, 0.74% 1/6/17, LOC Mizuho Bank Ltd., VRDN (a)	1,200	1,200
Series 2011, 0.74% 1/6/17, LOC Bank of Nova Scotia, VRDN (a)	6,800	6,800
		38,585
Maryland - 0.1%
Maryland Econ. Dev. Corp. Rev. (Howard Hughes Med. Institute Proj.) Series 2008 B, 0.71% 1/6/17, VRDN (a)	2,650	2,650
Michigan - 1.6%
Central Michigan Univ. Rev. Series 2008 A, 0.71% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	2,000	2,000
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. (Metropolitan Hosp. Proj.) Series 2012, 0.74% 1/6/17, LOC Bank of America NA, VRDN (a)	20,840	20,840
Michigan Fin. Auth. Rev. (Hosp. Proj.) Series 2016 E2, 0.72% 1/6/17, VRDN (a)	9,400	9,400
		32,240
Mississippi - 0.5%
Mississippi Dev. Bank Spl. Oblig. (Harrison County Proj.) Series 2008 A2, 0.73% 1/6/17, LOC Bank of America NA, VRDN (a)	10,150	10,150
Nevada - 2.6%
Clark County Indl. Dev. Rev. (Southwest Gas Corp. Proj.) Series 2009 A, 0.75% 1/6/17, LOC Bank of America NA, VRDN (a)	5,750	5,750
Reno Cap. Impt. Rev. Series 2005 A, 0.73% 1/6/17, LOC Bank of America NA, VRDN (a)	5,100	5,100
Reno Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.):
Series 2008 A, 0.72% 1/6/17, LOC MUFG Union Bank NA, VRDN (a)	35,250	35,250
Series 2008 B, 0.75% 1/6/17, LOC MUFG Union Bank NA, VRDN (a)	3,500	3,500
Series 2009 A, 0.72% 1/6/17, LOC Wells Fargo Bank NA, VRDN (a)	3,100	3,100
		52,700
New Jersey - 0.1%
New Jersey Health Care Facilities Fing. Auth. Rev. (AHS Hosp. Corp. Proj.) Series 2008 B, 0.72% 1/6/17, LOC Bank of America NA, VRDN (a)	2,000	2,000
New York - 4.5%
New York City Gen. Oblig. Series D5, 0.76% 1/6/17, LOC PNC Bank NA, VRDN (a)	5,800	5,800
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2008 B1, 0.72% 1/6/17 (Liquidity Facility Royal Bank of Canada), VRDN (a)	13,025	13,025
Series 2016 CC, 0.75% 1/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	3,600	3,600
Series F2, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	1,300	1,300
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 0.74% 1/6/17 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN(a)	1,405	1,405
Series 2003 A2, 0.75% 1/3/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	3,000	3,000
New York Dorm. Auth. Revs. (City Univ. Proj.) Series 2008 C, 0.73% 1/6/17, LOC Bank of America NA, VRDN (a)	25	25
New York Hsg. Fin. Agcy. Rev.:
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.75% 1/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	1,700	1,700
Series 2010 A, 0.75% 1/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
Series 2013 A:
0.75% 1/6/17, LOC Wells Fargo Bank NA, VRDN (a)	9,600	9,600
0.78% 1/6/17, LOC Wells Fargo Bank NA, VRDN (a)	4,800	4,800
Series 2013 A1, 0.74% 1/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	15,400	15,400
Series 2015 A, 0.75% 1/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	2,000	2,000
New York Metropolitan Trans. Auth. Rev. Series 2005 A, 0.72% 1/6/17, LOC Royal Bank of Canada, VRDN (a)	6,740	6,740
Triborough Bridge & Tunnel Auth. Revs.:
Series 2001 C, 0.76% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,650	2,650
Series 2005 B3, 0.76% 1/6/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	12,100	12,100
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.73% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	6,200	6,200
		91,345
North Carolina - 0.3%
North Carolina Med. Care Commission Health Care Facilities Rev. (Cape Fear Valley Health Sys. Proj.) Series 2008 A2, 0.79% 1/6/17, LOC Branch Banking & Trust Co., VRDN (a)	2,700	2,700
Parson County Indl. Facilities and Poll. Cont. Fing. Auth. (CertainTeed Gypsum NC, Inc. Proj.) Series 2010, 0.74% 1/6/17, LOC Cr. Industriel et Commercial, VRDN (a)	2,700	2,700
		5,400
Ohio - 0.2%
Cleveland Arpt. Sys. Rev. Series 2008 D, 0.72% 1/6/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	1,475	1,475
Ohio Air Quality Dev. Auth. Rev. (TimkenSteel Proj.) Series 2003, 0.7% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	3,500	3,500
		4,975
Oklahoma - 0.6%
Univ. Hospitals Trust Rev. Series 2005 A, 0.72% 1/6/17, LOC Bank of America NA, VRDN (a)	12,000	12,000
Oregon - 0.0%
Salem Hosp. Facility Auth. Rev. (Salem Hosp. Proj.) Series 2008 B, 0.71% 1/6/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	100	100
Pennsylvania - 1.6%
Allegheny County Hosp. Dev. Auth. Rev. (Jefferson Reg'l. Med. Ctr.) Series 2010 A, 0.78% 1/6/17, LOC PNC Bank NA, VRDN (a)	7,275	7,275
Erie County Hosp. Auth. Rev. (Saint Vincent Health Ctr. Proj.) Series 2010 B, 0.77% 1/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	1,000	1,000
Haverford Township School District Series 2009, 0.73% 1/6/17, LOC TD Banknorth, NA, VRDN (a)	3,400	3,400
Indiana County Hosp. Auth. Series 2014 B, 0.78% 1/6/17, LOC PNC Bank NA, VRDN (a)	3,400	3,400
Lancaster Indl. Dev. Auth. Rev.:
(Mennonite Home Proj.) 0.82% 1/6/17, LOC Manufacturers & Traders Trust Co., VRDN (a)	845	845
(Willow Valley Retirement Proj.) Series 2009 B, 0.79% 1/6/17, LOC PNC Bank NA, VRDN (a)	455	455
Philadelphia Gas Works Rev. (1998 Gen. Ordinance Proj.) Eighth Series C, 0.74% 1/6/17, LOC Barclays Bank PLC, VRDN (a)	9,305	9,305
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B2, 0.77% 1/6/17, LOC PNC Bank NA, VRDN (a)	1,000	1,000
Washington County Hosp. Auth. Rev. (Monongahela Valley Hosp. Proj.):
Series 2011 A, 0.78% 1/6/17, LOC PNC Bank NA, VRDN (a)	2,540	2,540
Series 2011 B, 0.78% 1/6/17, LOC PNC Bank NA, VRDN (a)	3,395	3,395
		32,615
Rhode Island - 0.7%
Rhode Island Health and Edl. Bldg. Corp. Higher Ed. Facility Rev. (Rhode Island School of Design Proj.) Series 2008 A, 0.75% 1/6/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,500	15,500
South Carolina - 0.3%
Greenville Hosp. Sys. Facilities Rev. Series 2008 B, 0.72% 1/6/17, LOC U.S. Bank NA, Cincinnati, VRDN (a)	3,000	3,000
South Carolina Jobs-Econ. Dev. Auth. Econ. Dev. Rev. (Bon Secours Health Sys. Proj.) Series 2008 D, 0.75% 1/6/17, LOC Bank of New York, New York, VRDN (a)	2,570	2,570
		5,570
Tennessee - 0.6%
Clarksville Pub. Bldg. Auth. Rev. (Tennessee Muni. Bond Fund Proj.):
Series 1994, 0.79% 1/6/17, LOC Bank of America NA, VRDN (a)	1,845	1,845
Series 2004, 0.8% 1/3/17, LOC Bank of America NA, VRDN (a)	1,700	1,700
Montgomery County Pub. Bldg. Auth. Pooled Fing. Rev. (Tennessee County Ln. Pool Prog.):
Series 2004, 0.8% 1/3/17, LOC Bank of America NA, VRDN (a)	3,150	3,150
Series 2006, 0.8% 1/3/17, LOC Bank of America NA, VRDN (a)	5,000	5,000
		11,695
Texas - 2.1%
Dallas Performing Arts Cultural Facilities Corp. Cultural Facility Rev.:
(Dallas Ctr. for the Performing Arts Foundation, Inc. Proj.) Series 2008 B, 0.73% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	2,530	2,530
(Dallas Ctr. For The Performing Arts Foundation, Inc. Proj.) Series 2008 A, 0.72% 1/6/17, LOC Bank of America NA, VRDN (a)	8,250	8,250
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2014 D, 0.71% 1/6/17, VRDN (a)	4,940	4,940
Harris County Health Facilities Dev. Corp. Rev. (Saint Dominic Village Proj.) Series 2000, 0.77% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	5,425	5,425
Harris County Hosp. District Rev. Series 2010, 0.74% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	2,025	2,025
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.85% 1/3/17, VRDN (a)	2,150	2,150
Series 2009 B, 0.85% 1/3/17, VRDN (a)	1,800	1,800
Series 2009 C, 0.85% 1/3/17, VRDN (a)	300	300
Series 2010 C, 0.85% 1/3/17, VRDN (a)	300	300
Series 2010 D:
0.85% 1/3/17, VRDN (a)	1,000	1,000
0.85% 1/3/17, VRDN (a)	535	535
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev.:
(Air Products Proj.) Series 2012, 0.78% 1/6/17 (Total SA Guaranteed), VRDN (a)	1,600	1,600
(Total Petrochemicals & Refining U.S.A., Inc. Proj.) Series 2012 B, 0.78% 1/6/17 (Total SA Guaranteed), VRDN (a)	900	900
(Total Petrochemicals and Refining U.S.A., Inc. Proj.) Series 2012 A, 0.78% 1/6/17 (Total SA Guaranteed), VRDN (a)	4,100	4,100
Port Port Arthur Nav District Exempt Facilities (Var-Total Petrochemicals Proj.) Series 2009, 0.78% 1/6/17 (Total SA Guaranteed), VRDN (a)	400	400
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Methodist Hospitals of Dallas Proj.) Series 2008, 0.71% 1/6/17, LOC JPMorgan Chase Bank, VRDN (a)	7,370	7,370
		43,625
Virginia - 1.8%
Fairfax County Indl. Dev. Auth. Series 2016 C, 0.72% 1/6/17, VRDN (a)	4,800	4,800
Loudoun County Indl. Dev. Auth. (Howard Hughes Med. Institute Proj.) Series 2003 D, 0.71% 1/6/17, VRDN (a)	33,150	33,150
		37,950
Washington - 0.6%
King County Swr. Rev. Series 2001 A, 0.73% 1/6/17, LOC Landesbank Hessen-Thuringen, VRDN (a)	5,900	5,900
Washington Hsg. Fin. Commission Multi-family Hsg. Rev. (Reserve at Renton Apts. Proj.) Series 2014, 0.74% 1/6/17, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)	6,700	6,700
		12,600
West Virginia - 0.2%
West Virginia Hosp. Fin. Auth. Hosp. Rev. (Cabell Huntington Hosp. Proj.) Series 2008 B, 0.81% 1/6/17, LOC Branch Banking & Trust Co., VRDN (a)	3,400	3,400
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.77% 1/6/17, VRDN (a)	1,400	1,400
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $897,695)		897,695

Tender Option Bond - 15.4%
Alabama - 0.2%
Alabama Spl. Care Facilities Fing. Auth. Birmingham Rev. Participating VRDN Series 16 ZM0206, 0.75% 1/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	4,000	4,000
Arizona - 0.5%
Maricopa County Indl. Dev. Auth. Rev. Participating VRDN Series Floaters XF 05 19, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,900	1,900
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Participating VRDN Series Floaters XM 04 20, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,000	3,000
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
Bonds Series 2016 22, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,200	1,200
Participating VRDN Series 16 XM 02 45, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,605	3,605
		9,705
California - 0.3%
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.92%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,400	1,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series 16 ZF0342, 0.79% 1/6/17 (Liquidity Facility Bank of America NA) (a)(d)	4,980	4,980
		6,380
Colorado - 0.6%
Colorado Health Facilities Auth. Rev. Participating VRDN:
Series Floaters XF 22 41, 0.92% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	600	600
Series ZF 04 17, 0.87% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	200	200
Colorado Reg'l. Trans. District Sales Tax Rev. Participating VRDN:
Series EGL 16 0004, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	4,900	4,900
Series Floaters 16 XF1031, 0.91% 1/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	700	700
Denver City & County Wastewtr. Dept. of Pub. Works Bonds Series 2016 12, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Univ. of Colorado Enterprise Sys. Rev.:
Bonds Series RBC E 55, 0.92%, tender 1/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,200	3,200
Participating VRDN Series XM 03 05, 0.75% 1/6/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,800	1,800
		12,700
District Of Columbia - 0.4%
District of Columbia Income Tax Rev. Participating VRDN:
Series Floaters XM 04 12, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	7,155	7,155
Series XF 23 41, 0.83% 1/6/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	300	300
		7,455
Florida - 0.4%
Central Florida Expressway Bonds Series RBC E 62, 0.92%, tender 1/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,695	2,695
Florida Board of Ed. Pub. Ed. Cap. Outlay Participating VRDN Series ROC II R 12017, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	1,900	1,900
Palm Beach County Solid Waste Auth. Rev. Participating VRDN Series ROC II 14003, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	1,670	1,670
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.92%, tender 1/5/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	700	700
		6,965
Georgia - 0.4%
Private Colleges & Univs. Auth. Rev. Emory Univ. Participating VRDN Series Floaters 16 XF0517, 0.76% 1/6/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	7,500	7,500
Hawaii - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	605	605
Illinois - 0.9%
City of Chicago Gen. Oblig. Bonds Participating VRDN Series XF 23 42, 0.97% 1/6/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	100	100
Illinois Fin. Auth. Rev. Participating VRDN:
Series Putters 0022, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,795	3,795
Series Putters 3379, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,995	4,995
Illinois Toll Hwy. Auth. Toll Hwy. Rev. Participating VRDN:
Series 15 XF0277, 0.8% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,500	1,500
Series 15 XF2202, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	1,150	1,150
Series 15 XM 0078, 0.77% 1/6/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	5,180	5,180
Series Floaters XL 00 41, 0.75% 1/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	1,100	1,100
The County of Cook Participating VRDN Series XF 23 13, 0.87% 1/6/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	300	300
Will Cnty. Gen. Oblig. Participating VRDN Series Floaters ZF 05 11, 0.78% 1/6/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	500	500
		18,620
Indiana - 0.3%
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.92%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,400	5,400
Kentucky - 0.2%
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series Solar 07 107, 0.76% 1/6/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	3,100	3,100
Louisiana - 0.4%
Louisiana Gas & Fuel Tax Rev. Participating VRDN Series EGL 14 0049, 0.77% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	8,500	8,500
Massachusetts - 0.5%
Massachusetts Gen. Oblig. Participating VRDN:
Series Clipper 07 39, 0.76% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	6,200	6,200
Series Clipper 07 41, 0.76% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,300	1,300
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Participating VRDN Series MS 30911, 0.75% 1/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,630	2,630
		10,130
Michigan - 0.4%
Michigan Bldg. Auth. Rev. Participating VRDN Series Floaters XM 03 92, 0.75% 1/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	300	300
Michigan Fin. Auth. Rev. Participating VRDN Series 15 XF0126, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,000	2,000
Ottawa County Wtr. Supply Sys. Rev. Participating VRDN Series 15 XF0113, 0.77% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	6,625	6,625
		8,925
Nebraska - 0.1%
Douglas County School District #1 Bonds Series 2016 27, 0%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,200	2,200
Omaha Pub. Pwr. District Elec. Rev. Participating VRDN Series Floaters XX 10 04, 0.78% 1/6/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	600	600
		2,800
Nevada - 0.4%
Clark County Fuel Tax Participating VRDN:
ROC II R 11836, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	3,450	3,450
Series ROC II R 11507, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	5,345	5,345
		8,795
New Jersey - 0.0%
New Jersey St. Trans. Trust Fund Auth. Participating VRDN Series Floaters 16 XF1059, 0.91% 1/6/17 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)	300	300
New York - 1.7%
New York City Gen. Oblig. Participating VRDN Series 15 ZF0198, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,690	3,690
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series EGL 14 0043, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	14,800	14,800
Series ROC II R 11916, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	1,235	1,235
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series ROC II R 11902, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	3,800	3,800
Series ROC II R 14022, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	2,185	2,185
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN Series 16 XM0215, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,425	4,425
New York Envir. Facilities Corp. State Personal Income Tax Rev. Participating VRDN Series 15 XF0086, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	3,185	3,185
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	2,000	2,000
		35,320
North Carolina - 1.2%
Charlotte Wtr. & Swr. Sys. Rev. Participating VRDN Series ROC II R 11906, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	2,700	2,700
North Carolina Cap. Facilities Fin. Agcy. Rev. Participating VRDN:
Series EGL 14 0051, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	9,500	9,500
Series EGL 14 0052, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	2,850	2,850
Series MS 15 ZM0105, 0.75% 1/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	2,185	2,185
North Carolina Gen. Oblig. Participating VRDN Series 15 XF0140, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
North Carolina Ltd. Oblig. Participating VRDN Series ROC 14089, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
North Carolina Med. Care Commission Participating VRDN Series XM 02 98, 0.75% 1/6/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	4,765	4,765
Raleigh Combined Enterprise Sys. Rev. Bonds Series 2016 13, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
		24,600
Ohio - 0.1%
Lucas County Gen. Oblig. Bonds Series 2016 26, 0.92%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	700	700
Ohio Hosp. Facilities Rev. Participating VRDN Series 2015 XF0105, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,600	1,600
		2,300
Oklahoma - 0.0%
Eclipse Fdg. Trust Various States Bonds Series 2016, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	600	600
Oregon - 0.2%
Oregon Gen. Oblig. Participating VRDN Series ROC II R 11949, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	3,000	3,000
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.02%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	890	890
		3,890
Pennsylvania - 0.5%
Geisinger Auth. Health Sys. Rev. Participating VRDN Series 15 ZF0174, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,000	1,000
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.92%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	5,300	5,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.92%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	1,500	1,500
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.92%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	2,455	2,455
		10,255
South Carolina - 0.4%
Columbia Wtrwks. & Swr. Rev. Bonds Series 2016 21, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,000	1,000
South Carolina Pub. Svc. Auth. Rev. Participating VRDN Series Floaters XM 03 84, 0.84% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,470	2,470
South Carolina St. Pub. Svc. Auth. Rev. Participating VRDN Series XG 0046, 0.81% 1/6/17 (Liquidity Facility Toronto-Dominion Bank) (a)(d)	4,100	4,100
		7,570
Tennessee - 0.1%
Rutherford County Health & Edl. Facilities Board Rev. Participating VRDN Series 2014 ZF0208, 0.82% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,500	2,500
Texas - 3.3%
Austin Wtr. & Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11992, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	3,375	3,375
City of Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series XM 02 88, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	5,000	5,000
Conroe Independent School District Bonds Series 2016 15, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Cypress-Fairbanks Independent School District Bonds Series 2016 7, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	800	800
Dallas Wtrwks. & Swr. Sys. Rev. Participating VRDN Series Putters 3227, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,995	2,995
Friendswood Independent School District Participating VRDN Series 16 XM 02 40, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	1,300	1,300
Harris County Gen. Oblig. Participating VRDN Series Clipper 07 46, 0.76% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	36,800	36,800
Harris County Health Facilities Dev. Corp. Rev. Participating VRDN Sewries 16 ZF0312, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,485	10,485
North Texas Muni. Wtr. District Wtr. Sys. Rev. Bonds Series 2016 14, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	1,300	1,300
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. Participating VRDN Series Floaters XM 04 02, 0.75% 1/6/17 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)	800	800
Texas Gen. Oblig. Participating VRDN Series Floaters XM 04 04, 0.75% 1/6/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)	3,750	3,750
		67,905
Utah - 0.3%
Riverton Hosp. Rev.:
Bonds Series WF 11 35C, 0.92%, tender 2/2/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	5,530	5,530
Participating VRDN Series RBC ZF 0274, 0.77% 1/6/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,400	1,400
		6,930
Vermont - 0.2%
Vermont Edl. and Health Buildings Fing. Agcy. Participating VRDN Series XF 23 61, 0.82% 1/6/17 (Liquidity Facility Barclays Bank PLC) (a)(d)	2,850	2,850
Virginia - 0.0%
Virginia Gen. Oblig. Bonds Series 2016 11, 0.79%, tender 1/5/17 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)	500	500
Washington - 1.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Participating VRDN Series 15 XF2158, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	2,885	2,885
King County Swr. Rev. Participating VRDN:
Series EGL 14 0047, 0.76% 1/6/17 (Liquidity Facility Citibank NA) (a)(d)	1,000	1,000
Series Floater 3090, 0.75% 1/6/17 (Liquidity Facility Cr. Suisse AG) (a)(d)	7,361	7,361
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.92%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	600	600
Washington Gen. Oblig.:
Bonds Series WF 11-16C, 0.92%, tender 2/16/17 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	2,500	2,500
Participating VRDN:
Series 15 ZM0121, 0.75% 1/6/17 (Liquidity Facility Royal Bank of Canada) (a)(d)	1,250	1,250
Series 16 XM0219, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,335	4,335
Washington Health Care Facilities Auth. Rev. Participating VRDN Series 15 XF0132, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	4,625	4,625
Washington State Motor Vehicle Fuel Tax Auth. Gen. Oblig. Participating VRDN Series XL 00 39, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank) (a)(d)	2,530	2,530
		27,086
Wisconsin - 0.1%
Wisconsin Gen. Oblig. Participating VRDN:
Series Clipper 09 36, 0.76% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	1,000	1,000
Series Clipper 09 53, 0.76% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(d)	800	800
		1,800
TOTAL TENDER OPTION BOND
(Cost $315,986)		315,986

Other Municipal Security - 24.9%
Alabama - 0.1%
Huntsville Health Care Auth. Rev. Series 2016, 0.85% 3/2/17, CP	2,900	2,900
Arizona - 0.6%
Arizona Health Facilities Auth. Rev. Bonds (Banner Health Sys. Proj.) Series 2008 D, 5.5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	1,425	1,488
Arizona Trans. Board Excise Tax Rev. Bonds Series 2007, 5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	5,540	5,651
Arizona Trans. Board Hwy. Rev. Bonds Series 2011 A, 5% 7/1/17	1,270	1,297
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series C, 0.72% 1/18/17, CP	3,300	3,300
		11,736
California - 1.5%
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Bonds:
Series 2010 A, 0.83%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	5,900	5,900
Series 2010 B, 0.83%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada) (a)	2,560	2,560
Los Angeles County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	3,100	3,135
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2016, 0.99% 4/4/17 (Liquidity Facility Royal Bank of Canada), CP	3,000	3,000
Los Angeles Gen. Oblig. TRAN Series 2016, 3% 6/29/17	8,300	8,394
Riverside County Gen. Oblig. TRAN Series 2016, 3% 6/30/17	7,200	7,282
		30,271
Colorado - 1.2%
Colorado Ed. Ln. Prog. TRAN Series 2016 A:
2% 6/29/17	3,750	3,770
5% 6/29/17	5,400	5,507
Colorado Gen. Fdg. Rev. TRAN Series 2016 A, 2% 6/27/17	5,700	5,730
Colorado Univ. Co. Hosp. Auth. Rev. Bonds:
Series 2015 A, 0.97%, tender 7/28/17 (a)	4,800	4,800
Series 2015 C, 0.97%, tender 7/28/17 (a)	5,200	5,200
		25,007
Connecticut - 0.7%
Connecticut Gen. Oblig. Bonds:
Series 2013 A, 0.84% 1/1/18 (a)	300	300
Series 2016 E, 2% 10/15/17	1,500	1,512
Series 2016 G, 4% 11/1/17	3,500	3,582
Danbury Gen. Oblig. BAN Series 2016, 2% 7/20/17	1,800	1,811
Enfield Gen. Oblig. BAN Series 2016, 2% 8/9/17	1,600	1,612
Rocky Hill Gen. Oblig. BAN Series 2016, 1.5% 6/22/17	1,400	1,405
South Windsor Gen. Oblig. BAN 2% 2/16/17	5,085	5,093
		15,315
District Of Columbia - 0.4%
District of Columbia Rev. Bonds Series 2000, 0.73% tender 1/11/17, LOC JPMorgan Chase Bank, CP mode	1,200	1,200
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 1:
0.64% 2/3/17, LOC JPMorgan Chase Bank, CP	1,600	1,600
0.68% 1/6/17, LOC JPMorgan Chase Bank, CP	1,100	1,100
0.68% 3/3/17, LOC JPMorgan Chase Bank, CP	3,900	3,900
0.9% 1/5/17, LOC JPMorgan Chase Bank, CP	900	900
		8,700
Florida - 2.3%
Florida Local Govt. Fin. Cmnty. Series 11A1:
0.63% 1/5/17, LOC JPMorgan Chase Bank, CP	4,400	4,400
0.73% 2/3/17, LOC JPMorgan Chase Bank, CP	4,120	4,120
0.73% 2/3/17, LOC JPMorgan Chase Bank, CP	400	400
Hillsborough County Cap. Impt. Prog. Rev. Series A, 0.69% 1/26/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,600	2,600
Miami-Dade County School District TAN Series 2016, 5% 2/23/17	10,425	10,489
Miami-Dade County Wtr. & Swr. Rev.:
Series A1, 0.65% 1/5/17, LOC Barclays Bank PLC, CP	4,000	4,000
Series B1, 0.74% 2/6/17, LOC Sumitomo Mitsui Banking Corp., CP	800	800
Orlando Utils. Commission Util. Sys. Rev. Bonds Series 2011 A, 0.97%, tender 7/28/17 (a)	10,300	10,300
Polk County Indl. Dev. Auth. Health Sys. Rev. Bonds:
Series 2014 A, 1.02%, tender 7/28/17 (a)	1,000	1,000
Series 2014 A1, 0.97%, tender 7/28/17 (a)	3,800	3,800
Tampa Health Sys. Rev. Bonds Series 2012 B, 1.02%, tender 7/28/17 (a)	5,300	5,300
		47,209
Georgia - 1.0%
Atlanta Arpt. Rev. Series E1, 0.77% 3/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,375	2,375
Atlanta Wtr. & Wastewtr. Rev. Series 15A1, 0.58% 1/9/17, LOC PNC Bank NA, CP	600	600
Georgia Muni. Elec. Auth. Pwr. Rev.:
Bonds (Auth. Gen. Resolution Projs.) Series 85 A, 0.65% tender 1/6/17, LOC Barclays Bank PLC, CP mode	1,800	1,800
Series B, 0.82% 2/7/17, LOC PNC Bank NA, CP	3,900	3,900
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, 0.83%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	5,300	5,300
Series 2010 A2, 0.83%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada) (a)	5,680	5,680
		19,655
Hawaii - 0.2%
Honolulu City & County Gen. Oblig.:
Series B1, 0.73% 2/2/17, LOC Sumitomo Mitsui Banking Corp., CP	2,000	2,000
Series B2:
0.77% 3/8/17, LOC Sumitomo Mitsui Banking Corp., CP	900	900
0.81% 3/8/17, LOC Sumitomo Mitsui Banking Corp., CP	1,800	1,800
		4,700
Idaho - 0.3%
Idaho Gen. Oblig. TAN Series 2016, 2% 6/30/17	5,700	5,736
Illinois - 2.0%
Chicago O'Hare Int'l. Arpt. Rev. Bonds Series 2008 A, 5% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	3,100	3,220
Illinois Fin. Auth. Ed. Rev. Series LOY, 0.77% 3/1/17, LOC PNC Bank NA, CP	2,900	2,900
Illinois Fin. Auth. Rev. Bonds:
(Advocate Health Care Network Proj.) Series 2011 B, 1.02%, tender 7/28/17 (a)	600	600
Series 12H:
0.76% tender 2/13/17, CP mode	3,500	3,500
0.97% tender 1/18/17, CP mode	1,400	1,400
Series 12I:
0.6% tender 1/4/17, CP mode	25,000	25,000
0.68% tender 2/2/17, CP mode	1,200	1,200
0.8% tender 1/6/17, CP mode	1,200	1,200
0.97% tender 1/18/17, CP mode	1,400	1,400
Series 2016 D, 4% 2/15/17	1,000	1,004
		41,424
Indiana - 0.4%
Indiana Fin. Auth. Rev. Bonds Series D2, 0.59% tender 1/5/17, CP mode	3,500	3,500
Indianapolis Gas Util. Sys. Rev. Series 2016:
0.68% 1/9/17, LOC JPMorgan Chase Bank, CP	2,200	2,200
0.73% 1/11/17, LOC JPMorgan Chase Bank, CP	2,900	2,900
		8,600
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds Series 01A, 0.85% tender 1/23/17, CP mode	1,000	1,000
Maryland - 1.3%
Baltimore County Gen. Oblig. Series 2016:
0.66% 1/4/17 (Liquidity Facility Mizuho Bank Ltd.), CP	16,700	16,700
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	2,800	2,800
1.02% 2/3/17 (Liquidity Facility Mizuho Bank Ltd.), CP	1,800	1,800
Maryland Health & Higher Edl. Facilities Auth. Rev. Bonds (Mercy Med. Ctr. Proj.) Series 2007 A, 5.5% 7/1/17 (Pre-Refunded to 7/1/17 @ 100)	3,990	4,083
Maryland Trans. Auth. Grant Rev. Bonds Series 2007, 5% 3/1/17	800	805
		26,188
Massachusetts - 0.8%
Massachusetts Gen. Oblig.:
Bonds Series 2014 E, 0.84% 1/4/17 (a)	1,300	1,300
RAN:
Series 2016 B 2% 5/22/17	2,400	2,411
Series 2016 C 2% 6/26/17	5,600	5,634
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1992:
0.9% tender 1/25/17, CP mode	300	300
0.9% tender 2/2/17, CP mode	1,200	1,200
Series 1993 A, 0.9% tender 1/25/17, CP mode	2,700	2,700
Series 93B, 0.8% tender 1/4/17, CP mode	1,500	1,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev. Series B, 0.63% 1/12/17, LOC Citibank NA, CP	1,900	1,900
		16,945
Michigan - 1.6%
Michigan Bldg. Auth. Rev. Series 7, 0.77% 2/23/17, LOC State Street Bank & Trust Co., Boston, LOC U.S. Bank NA, Cincinnati, CP	3,300	3,300
Michigan Fin. Auth. Rev. Bonds Series 2012 A, 5% 7/1/17	3,500	3,572
Michigan Gen. Oblig. Bonds (Envir. Prog.):
Series 2008 A, 5% 5/1/17	2,600	2,636
Series 2012, 5% 11/1/17	13,715	14,182
Michigan Hosp. Fin. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.) 1.5%, tender 3/15/17 (a)	3,400	3,404
Univ. of Michigan Rev.:
Series K1, 0.6% 1/4/17, CP	2,700	2,700
Series K2, 0.75% 9/1/17, CP	2,000	2,000
		31,794
Minnesota - 0.1%
Univ. of Minnesota Gen. Oblig. Series 07C, 0.73% 2/6/17, CP	2,300	2,300
Missouri - 0.1%
Saint Louis Gen. Fund Rev. TRAN Series 2016, 2% 6/1/17	1,300	1,306
Nebraska - 0.9%
Nebraska Pub. Pwr. District Rev. Series A:
0.64% 1/4/17, CP	2,000	2,000
0.66% 1/3/17, CP	3,725	3,725
0.67% 1/10/17, CP	6,850	6,850
0.83% 1/12/17, CP	1,700	1,700
Omaha Pub. Pwr. District Elec. Rev. Series A:
0.65% 1/10/17, CP	1,200	1,200
0.68% 1/12/17, CP	1,200	1,200
0.74% 2/3/17, CP	1,200	1,200
		17,875
Nevada - 0.3%
Truckee Meadows Wtr. Auth. Wtr. Rev.:
Series 06A:
0.77% 3/2/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,800	1,800
0.8% 3/8/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,800	1,800
Series 06B:
0.64% 1/4/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,600	1,600
0.67% 1/3/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	1,700	1,700
		6,900
New Hampshire - 0.2%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 90B, 0.85% tender 1/19/17, CP mode	2,000	2,000
New Hampshire Health & Ed. Facilities Auth. Rev. Bonds Series 2007, 5% 10/1/17 (Pre-Refunded to 10/1/17 @ 100)	2,890	2,976
		4,976
New Jersey - 1.3%
Burlington County Bridge Commission Lease Rev. BAN Series 2016 B, 2% 4/26/17	800	803
Burlington County Gen. Oblig. BAN Series 2016 A, 2% 5/16/17	3,000	3,014
Hamilton Township Mercer County BAN Series 2016, 2% 6/8/17	2,300	2,311
Hoboken Gen. Oblig. BAN Series A, 2.25% 3/14/17	1,700	1,705
Hudson County Gen. Oblig. BAN Series 2016, 2.5% 12/14/17	2,100	2,126
Middlesex County Gen. Oblig. BAN 2% 6/15/17	1,800	1,811
New Jersey Econ. Dev. Auth. Rev. Bonds 5% 12/15/17 (Escrowed to Maturity)	4,018	4,164
North Brunswick Township Gen. Oblig. BAN Series A, 2% 7/27/17	1,600	1,612
Passaic County Gen. Oblig. BAN Series 2016 A, 2% 12/11/17	2,500	2,519
Union County Gen. Oblig. BAN Series 2016, 2% 6/23/17	4,400	4,428
Woodbridge Township Gen. Oblig. BAN Series 2016, 2% 8/18/17	1,900	1,916
		26,409
New York - 0.8%
Albany County Gen. Oblig. BAN Series 2016, 2% 5/25/17	2,123	2,133
Bay Shore Union Free School District TAN Series 2016, 2% 6/23/17	1,800	1,808
Bayport-Blue Point Union Free School District TAN Series 2016, 2% 6/27/17	500	502
Harborfields Central School District Greenlawn TAN 1.5% 6/23/17	500	502
Islip Union Free School District TAN Series 2016, 2% 6/23/17	1,000	1,005
Lockport City School District BAN Series 2016, 2% 8/4/17	900	907
New York City Gen. Oblig. Bonds Series 2014 J, 5% 8/1/17	2,000	2,048
New York City Transitional Fin. Auth. Rev. Bonds Series 2011 E, 5% 11/1/17	2,000	2,066
New York Dorm. Auth. Sales Tax Rev. Bonds Series 2015 A, 3% 3/15/17	1,925	1,934
New York Pwr. Auth. Series 2, 0.93% 1/6/17, CP	2,600	2,600
Rochester Gen. Oblig. BAN Series 2016 III, 1.25% 3/1/17	700	701
Tonawanda Town BAN Series 2016, 2% 8/31/17	700	704
		16,910
Ohio - 1.0%
Clark County Gen. Oblig. BAN Series 2016 2, 1.75% 5/3/17	500	501
Huber Heights BAN Series 2016, 2.75% 12/12/17	1,611	1,630
Lucas County Gen. Oblig. BAN Series 2016, 2% 7/12/17	700	705
Ohio Higher Edl. Facility Commission Rev. Bonds:
Series 08B5:
0.72% tender 2/2/17, CP mode	3,100	3,100
0.9% tender 1/4/17, CP mode	2,050	2,050
0.94% tender 1/11/17, CP mode	3,500	3,500
Series 08B6:
0.8% tender 3/9/17, CP mode	3,400	3,400
0.83% tender 1/19/17, CP mode	2,600	2,600
Ohio State Univ. Gen. Receipts Rev. Bonds Series 3C, 0.93% tender 1/10/17, CP mode	638	638
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev. Bonds Series 2005, 5.25% 6/1/17	1,300	1,324
		19,448
Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Bonds Series 2015 B, 1.07%, tender 7/28/17 (a)	1,750	1,750
Pennsylvania - 0.1%
Philadelphia Gas Works Rev. Series 2, 0.72% 1/5/17, LOC PNC Bank NA, CP	1,300	1,300
Univ. of Pittsburgh Commonwealth Sys. of Higher Ed. Bonds Series 05B, 0.65% tender 1/4/17, CP mode	1,100	1,100
		2,400
South Carolina - 0.3%
Oconee County Poll. Cont. Rev. Bonds (Duke Energy Carolinas Proj.) Series 1993, 3.6% 2/1/17	1,135	1,137
Spartanburg County School District No. 7 BAN Series 2016 D, 2% 11/15/17	4,000	4,040
		5,177
Tennessee - 0.1%
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series A, 0.82% 3/16/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	2,200	2,200
Texas - 4.4%
Austin Elec. Util. Sys. Rev. Series A:
0.72% 1/11/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,515	4,515
0.76% 1/9/17, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., CP	4,100	4,100
Garland Series 15, 0.78% 3/2/17, LOC Citibank NA, CP	900	900
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Bonds:
(Texas Children's Hosp. Proj.) Series 2015 2, 0.92%, tender 7/28/17 (a)	2,900	2,900
Series 16B1, 1% tender 3/3/17, CP mode	2,800	2,800
Series 16B2, 0.8% tender 4/3/17, CP mode	3,900	3,900
Series 16B3, 0.62% tender 1/4/17, CP mode	3,100	3,100
Harris County Gen. Oblig. Series A1, 0.7% 1/12/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,700	1,700
Harris County Metropolitan Trans. Auth. Series A1:
0.63% 1/6/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,300	2,300
0.68% 1/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,350	2,350
0.95% 4/11/17 (Liquidity Facility JPMorgan Chase Bank), CP	2,200	2,200
Houston Gen. Oblig.:
Bonds Series 2013 A, 4% 3/1/17	3,300	3,318
TRAN Series 2016, 2% 6/30/17	5,100	5,131
Lower Colorado River Auth. Rev.:
Series 2016, 0.8% 4/6/17, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	800	800
Series A:
0.59% 1/5/17, LOC JPMorgan Chase Bank, CP	5,820	5,820
0.73% 2/6/17, LOC JPMorgan Chase Bank, CP	2,200	2,200
0.85% 5/3/17, LOC JPMorgan Chase Bank, CP	2,000	2,000
0.95% 1/17/17, LOC JPMorgan Chase Bank, CP	2,000	2,000
0.97% 1/5/17, LOC JPMorgan Chase Bank, CP	600	600
North Texas Tollway Auth. Rev. Bonds 5.75% 1/1/18 (Pre-Refunded to 1/1/18 @ 100)	2,130	2,227
San Antonio Elec. & Gas Sys. Rev. Bonds Series 2014, 5% 2/1/17	1,000	1,004
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. Bonds (Baylor Health Care Sys. Proj.):
Series 2011 B, 1.02%, tender 7/28/17 (a)	8,400	8,400
Series 2013 B, 1.02%, tender 7/28/17 (a)	2,400	2,400
Texas A&M Univ. Rev. Series B:
0.63% 2/1/17, CP	1,900	1,900
0.8% 3/1/17, CP	900	900
Texas Muni. Pwr. Agcy. Rev.:
Bonds Series 2015, 0% 9/1/17 (Escrowed to Maturity)	1,200	1,192
Series 05, 0.75% 1/10/17, LOC Barclays Bank PLC, CP	7,900	7,900
Texas Trans. Commission State Hwy. Fund Rev. Bonds Series 2007, 5% 4/1/17 (Pre-Refunded to 4/1/17 @ 100)	800	808
Univ. of Texas Board of Regents Sys. Rev.:
Bonds Series 2016 J, 5% 8/15/17 (c)	1,500	1,537
Series A:
0.64% 3/1/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	3,000	3,000
0.66% 2/3/17 (Liquidity Facility Univ. of Texas Invt. Mgmt. Co.), CP	2,000	2,000
Univ. of Texas Permanent Univ. Fund Rev. Series A, 0.67% 2/13/17, CP	2,000	2,000
Upper Trinity Reg'l. Wtr. District Series 2016, 0.67% 1/4/17, LOC Bank of America NA, CP	2,400	2,400
		90,302
Virginia - 0.1%
Virginia Commonwealth Trans. Board Rev. Bonds (Northern Virginia Trans. District Prog.) Series 2012 A, 5% 5/15/17	1,005	1,021
Washington - 0.4%
Univ. of Washington Univ. Revs. Series 8:
0.8% 4/3/17, CP	2,200	2,200
0.93% 1/17/17, CP	1,400	1,400
Washington Gen. Oblig. Bonds Series 2016 C, 5% 2/1/17	3,590	3,602
		7,202
Wisconsin - 0.3%
Wisconsin Gen. Oblig. Series 13A, 0.63% 1/6/17 (Liquidity Facility BMO Harris Bank NA), CP	2,300	2,300
Wisconsin Trans. Rev.:
Series 13A:
0.93% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,600	1,600
1% 1/6/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	800	800
Series 97A, 0.6% 1/5/17 (Liquidity Facility State Street Bank & Trust Co., Boston), CP	1,300	1,300
		6,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $509,356)		509,356
	Shares (000s)	Value (000s)

Investment Company - 16.5%
Fidelity Tax-Free Cash Central Fund, 0.67% (f)(g)
(Cost $338,698)	338,698	338,698
TOTAL INVESTMENT PORTFOLIO - 100.6%
(Cost $2,061,735)		2,061,735
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(12,407)
NET ASSETS - 100%		$2,049,328

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

RAN – REVENUE ANTICIPATION NOTE

TAN – TAX ANTICIPATION NOTE

TRAN – TAX AND REVENUE ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $80,005,000 or 3.9% of net assets.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,070,000 or 1.7% of net assets.

 (f) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Central Florida Expressway Bonds Series RBC E 62, 0.92%, tender 1/5/17 (Liquidity Facility Royal Bank of Canada)	8/1/16	$2,695
Douglas County School District #1 Bonds Series 2016 27, 0%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/30/16	$2,200
Indiana Health & Edl. Facilities Fing. Auth. Rev. Bonds Series 16 E71, 0.92%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 9/1/16	$5,400
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.92%, tender 3/2/17 (Liquidity Facility Wells Fargo Bank NA)	3/22/12	$1,400
Lucas County Gen. Oblig. Bonds Series 2016 26, 0.92%, tender 3/30/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/23/16	$700
Pennsylvania Health & Edl. Facilities Fing. Auth. Rev. Bonds Series E72, 0.92%, tender 3/1/17 (Liquidity Facility Royal Bank of Canada)	6/1/16 - 12/1/16	$5,300
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series WF 11 26C, 0.92%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	11/10/16	$1,500
Portland Wtr. Sys. Rev. Bonds Series 2016 24, 1.02%, tender 6/8/17 (Liquidity Facility U.S. Bank NA, Cincinnati)	12/15/16	$890
RBC Muni. Products, Inc. Trust Bonds Series E70, 0.92%, tender 1/5/17 (Liquidity Facility Royal Bank of Canada)	11/1/16	$700
Riverton Hosp. Rev. Bonds Series WF 11 35C, 0.92%, tender 2/2/17 (Liquidity Facility Wells Fargo Bank NA)	3/24/11	$5,530
Seattle Muni. Lt. & Pwr. Rev. Bonds Series WF 11-18C, 0.92%, tender 2/9/17 (Liquidity Facility Wells Fargo Bank NA)	2/11/16	$600
Univ. of Colorado Enterprise Sys. Rev. Bonds Series RBC E 55, 0.92%, tender 1/5/17 (Liquidity Facility Royal Bank of Canada)	5/26/16 - 8/1/16	$3,200
Univ. of Pittsburgh Med. Ctr. Bonds Series RBC E53, 0.92%, tender 4/3/17 (Liquidity Facility Royal Bank of Canada)	7/1/16 - 10/3/16	$2,455
Washington Gen. Oblig. Bonds Series WF 11-16C, 0.92%, tender 2/16/17 (Liquidity Facility Wells Fargo Bank NA)	5/9/13 - 2/18/16	$2,500

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$958
Total	$958

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

Income Tax Information

At December 31, 2016 the cost for Federal Income Tax Purposes was $2,061,735,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Treasury Portfolio

December 31, 2016

TRES-QTLY-0217
1.811325.112

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Debt - 59.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
U.S. Treasury Inflation Protected Obligations - 1.7%
U.S. Treasury Notes
1/15/17	0.55 to 0.59%	$367,992	$368,158
U.S. Treasury Obligations - 57.5%
U.S. Treasury Bills
2/9/17 to 6/29/17	0.42 to 0.67	4,713,000	4,705,177
U.S. Treasury Bonds
5/15/17	0.62	100,000	102,999
U.S. Treasury Notes
1/31/17 to 10/31/18	0.45 to 0.83 (b)	7,957,335	7,968,669
			12,776,845
TOTAL U.S. TREASURY DEBT
(Cost $13,145,003)			13,145,003

U.S. Treasury Repurchase Agreement - 35.3%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at:
0.5% dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations) #	$918,210	$918,159
0.51% dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations) #	633,537	633,501
With:
Barclays Capital, Inc. at 0.51%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $12,240,706, 0.00% - 8.75%, 1/05/17 - 8/15/26)	12,001	12,000
BMO Harris Bank NA at:
0.39%, dated 11/3/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $30,043,435, 1.25% - 2.50%, 7/31/17 - 5/15/24)	29,021	29,000
0.4%, dated 11/1/16 due 1/6/17:
(Collateralized by U.S. Treasury Obligations valued at $30,945,366, 1.38% - 2.50%, 7/31/17 - 5/15/24)	30,026	30,000
(Collateralized by U.S. Treasury Obligations valued at $15,568,248, 2.13% - 3.63%, 7/31/17 - 12/31/22)	15,014	15,000
0.41%, dated:
11/10/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,437,740, 2.13% - 2.38%, 7/31/17 - 12/31/22)	16,012	16,000
11/17/16 due 1/6/17:
(Collateralized by U.S. Treasury Obligations valued at $322,934,940, 3.13%, 1/31/17)	311,191	311,000
(Collateralized by U.S. Treasury Obligations valued at $192,862,005, 1.25% - 3.88%, 7/31/17 - 8/15/40)	186,119	186,000
0.42%, dated:
11/10/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,554,064, 2.13% - 2.75%, 7/31/17 - 11/15/23)	16,014	16,000
11/17/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $257,399,003, 1.88% - 2.38%, 7/31/17 - 8/31/22)	249,177	249,000
0.46%, dated 11/29/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $71,499,913, 2.13% - 3.88%, 7/31/17 - 8/15/40)	68,038	68,000
0.48%, dated 11/23/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $89,258,806, 1.25% - 3.13%, 7/31/17 - 8/15/44)	85,078	85,000
0.5%, dated:
11/30/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $29,007,418, 2.13% - 2.38%, 7/31/17 - 5/15/25)	28,025	28,000
12/7/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $66,172,351, 1.25% - 3.75%, 7/31/17 - 5/15/44)	63,024	63,000
0.51%, dated 12/23/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $57,032,670, 1.38%, 7/31/18)	55,009	55,000
BNP Paribas, S.A. at:
0.41%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $61,348,018, 0.00% - 8.88%, 1/05/17 - 5/15/46)	60,041	60,000
0.45%, dated 11/10/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $127,597,241, 0.69% - 4.50%, 7/31/18 - 5/15/46)	125,141	125,000
0.5%, dated:
11/21/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $92,881,093, 0.69% - 3.50%, 7/31/18 - 2/15/39)	91,076	91,000
11/22/16 due 1/20/17 (Collateralized by U.S. Treasury Obligations valued at $151,488,292, 0.69% - 4.50%, 7/31/18 - 5/15/46)	147,120	147,000
Deutsche Bank Securities, Inc. at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $33,661,878, 1.63%, 2/15/26)	33,002	33,000
Federal Reserve Bank of New York at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $3,850,213,906, 2.00% - 6.13%, 5/15/21 - 8/15/40)	3,850,214	3,850,000
MUFG Securities EMEA PLC at:
0.75%, dated:
12/1/16 due 1/17/17 (Collateralized by U.S. Treasury Obligations valued at $17,572,907, 2.13% - 6.00%, 12/31/22 - 2/15/26)	17,017	17,000
12/5/16 due 1/17/17 (Collateralized by U.S. Treasury Obligations valued at $12,299,644, 1.38% - 6.00%, 2/29/20 - 5/15/26)	12,011	12,000
12/12/16 due 1/13/17 (Collateralized by U.S. Treasury Obligations valued at $24,654,751, 1.38% - 6.00%, 8/31/23 - 2/15/26)	24,016	24,000
12/15/16 due 1/18/17 (Collateralized by U.S. Treasury Obligations valued at $63,587,304, 2.13% - 6.00%, 5/15/25 - 2/15/26)	62,044	62,000
0.77%, dated 12/2/16 due 2/2/17 (Collateralized by U.S. Treasury Obligations valued at $17,522,821, 1.38% - 6.00%, 2/29/20 - 2/15/26)	17,023	17,000
Prudential Insurance Co. of America at 0.53%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $143,042,956, 1.00%, 3/31/17 - 9/30/19)	139,985	139,977
RBC Capital Markets Corp. at:
0.38%, dated 11/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $21,463,100, 0.00% - 8.75%, 4/27/17 - 2/15/44)	21,013	21,000
0.43%, dated 10/21/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $24,594,232, 0.88% - 8.75%, 12/31/18 - 2/15/44)	24,026	24,000
0.5%, dated 11/29/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $28,644,361, 0.69% - 9.00%, 6/15/18 - 11/15/41)	28,026	28,000
RBC Dominion Securities at:
0.52%, dated 12/7/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $92,082,467, 1.13% - 3.75%, 9/30/20 - 2/15/45)	90,046	90,000
0.53%, dated 12/14/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $37,751,201, 1.13% - 1.75%, 4/30/21 - 2/28/22)	37,011	37,000
0.56%, dated 12/22/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $48,193,922, 0.63% - 8.88%, 5/31/17 - 11/15/46)	47,066	47,000
RBS Securities, Inc. at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $4,083,101, 1.38%, 3/31/20 - 10/31/20)	4,000	4,000
Sumitomo Mitsui Trust Bank Ltd. at:
0.51%, dated:
11/22/16 due 1/4/17 (Collateralized by U.S. Treasury Obligations valued at $50,472,607, 0.75% - 2.25%, 6/30/17 - 11/15/24)	49,343	49,313
11/25/16 due 1/5/17 (Collateralized by U.S. Treasury Obligations valued at $33,514,581, 0.75% - 3.75%, 6/30/17 - 11/15/24)	32,761	32,742
0.7%, dated 12/14/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $16,654,833, 0.75% - 2.50%, 6/30/17 - 5/15/24)	16,280	16,269
0.79%, dated:
1/4/17 due 1/6/17(c)	49,351	49,313
12/21/16 due 1/6/17:
(Collateralized by U.S. Treasury Obligations valued at $14,778,872, 2.25%, 11/15/24)	14,447	14,436
(Collateralized by U.S. Treasury Obligations valued at $15,113,804, 2.38%, 8/15/24)	14,693	14,679
12/22/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $46,624,972, 3.63% - 3.75%, 11/15/18 - 8/15/19)	45,401	45,366
1/5/17 due 1/6/17(c)	45,364	45,329
Wells Fargo Securities, LLC at:
0.57%, dated 12/1/16 due 3/1/17 (Collateralized by U.S. Treasury Obligations valued at $19,390,193, 2.00% - 5.25%, 11/30/22 - 2/15/29)	19,027	19,000
0.59%, dated 12/6/16 due 3/6/17 (Collateralized by U.S. Treasury Obligations valued at $26,532,179, 2.00%, 11/30/22)	26,038	26,000
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $7,856,084)		7,856,084
TOTAL INVESTMENT PORTFOLIO - 94.5%
(Cost $21,001,087)		21,001,087
NET OTHER ASSETS (LIABILITIES) - 5.5%		1,219,709
NET ASSETS - 100%		$22,220,796

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Represents a forward settling transaction and therefore no collateral securities had been allocated as of period end. The agreement contemplated the delivery of U.S. Treasury Obligations as collateral on settlement date.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$918,159,000 due 1/03/17 at 0.50%
BNP Paribas, S.A.	$896,263
Bank of Nova Scotia	21,896
$918,159
$633,501,000 due 1/03/17 at 0.51%
Citibank NA	633,501
$633,501

Income Tax Information

At December 31, 2016 the cost for Federal Income Tax Purposes was $21,001,087,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Investments Money Market Funds

Prime Reserves Portfolio

December 31, 2016

IYT-QTLY-0217
1.9871325.100

Investments December 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Certificate of Deposit - 22.2%
	Yield(a)	Principal Amount (000s)	Value (000s)
Domestic Certificates Of Deposit - 1.2%
Wells Fargo Bank NA
5/3/17 to 6/29/17	1.09 to 1.20 (b)%	$10,000	$10,003
London Branch, Eurodollar, Foreign Banks - 0.5%
Sumitomo Mitsui Trust Bank Ltd. London Branch
1/30/17	1.00	4,000	4,001
New York Branch, Yankee Dollar, Foreign Banks - 20.5%
Bank of Montreal Chicago
1/17/17 to 7/10/17	0.90 to 1.08 (b)	20,000	20,009
Bank of Tokyo-Mitsubishi UFJ Ltd.
1/3/17 to 3/3/17	0.71 to 1.03	20,000	20,005
Bayerische Landesbank
1/4/17 to 1/9/17	0.74	34,000	34,002
Credit Agricole CIB
2/21/17	0.95	5,000	5,001
Credit Suisse AG
3/16/17	1.15	5,000	5,003
KBC Bank NV
2/3/17 to 2/27/17	0.95 to 1.00	10,000	10,002
Landesbank Baden- Wuerttemberg New York Branch
1/4/17 to 1/5/17	0.73	21,800	21,800
Mizuho Corporate Bank Ltd.
1/13/17 to 1/20/17	1.00	10,000	10,002
Royal Bank of Canada
4/11/17 to 6/12/17	1.04 to 1.09 (b)	15,000	15,007
Sumitomo Mitsui Banking Corp.
1/11/17 to 1/18/17	1.00	10,000	10,002
Svenska Handels- banken AB
5/9/17	1.05 (b)	5,000	5,003
Toronto-Dominion Bank
3/15/17	1.08	5,000	5,002
Toronto-Dominion Bank New York Branch
7/10/17 to 9/6/17	1.06 to 1.11 (b)	10,000	10,000
			170,838
TOTAL CERTIFICATE OF DEPOSIT
(Cost $184,800)			184,842

Financial Company Commercial Paper - 17.6%
ABN AMRO Funding U.S.A. LLC
1/10/17 to 1/25/17	0.75 to 0.90	20,000	19,993
Bank of Nova Scotia
7/14/17 to 9/6/17	1.11 to 1.13 (b)	15,000	15,000
Barclays Bank PLC/Barclays U.S. CCP Funding LLC
1/10/17 to 1/17/17	1.05	10,000	9,997
Bayerische Landesbank
1/6/17	0.74	5,000	4,999
BNP Paribas Fortis
2/13/17 to 3/2/17	0.98	10,000	9,988
BPCE SA
1/31/17 to 3/1/17	1.00	15,000	14,988
Caisse centrale Desjardins
2/6/17 to 3/8/17	0.85 to 1.00	15,000	14,980
Canadian Imperial Bank of Commerce
7/10/17 to 7/20/17	1.09 to 1.19 (b)	10,000	10,001
Landesbank Baden- Wurttemberg
1/6/17 to 1/9/17	0.73	16,300	16,298
Mitsubishi UFJ Trust & Banking Corp.
1/20/17	0.93	5,000	4,998
Natexis Banques Populaires New York Branch
2/3/17	0.90	5,000	4,997
Ontario Teachers' Finance Trust
1/3/17	0.90	5,000	5,000
Sumitomo Mitsui Banking Corp.
2/10/17	0.90	5,000	4,996
Toronto Dominion Holdings (U.S.A.)
2/17/17 to 2/23/17	0.90	10,000	9,990
TOTAL FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $146,211)			146,225

Asset Backed Commercial Paper - 5.0%
Atlantic Asset Securitization Corp. (Credit Agricole CIB Guaranteed)

1/3/17	0.95	5,000	5,000
2/1/17	1.10	5,000	4,996
2/6/17	0.90	5,000	4,996
3/20/17	1.18	5,000	4,989
Gotham Funding Corp. (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.)
1/13/17	1.05	2,000	2,000
Liberty Street Funding LLC (Liquidity Facility Bank of Nova Scotia)

1/17/17	0.90	5,000	4,999
1/5/17	0.89	5,000	5,000
2/13/17	0.90	5,000	4,995
Manhattan Asset Funding Co. LLC (Liquidity Facility Sumitomo Mitsui Banking Corp.)
1/17/17	1.05	5,000	4,999
TOTAL ASSET BACKED COMMERCIAL PAPER
(Cost $41,967)			41,974

Non-Financial Company Commercial Paper - 2.0%
Eversource Energy
1/9/17	0.80	2,000	2,000
Florida Power & Light Co.
1/3/17	0.67	2,000	2,000
Motiva Enterprises LLC
1/17/17	1.05	1,000	1,000
Sempra Global
1/12/17 to 2/9/17	1.10 to 1.22	7,000	6,995
UnitedHealth Group, Inc.
1/3/17	0.80	5,000	5,000
TOTAL NON-FINANCIAL COMPANY COMMERCIAL PAPER
(Cost $16,993)			16,995

Variable Rate Demand Note - 11.8%
Connecticut - 0.2%
Connecticut Hsg. Fin. Auth. Series 2013 B6, 0.71% 1/6/17 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN
1/6/17	0.71 (b)	1,200	1,200
Florida - 2.5%
Dade County Indl. Dev. Auth. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 1993, 0.77% 1/3/17, VRDN
1/3/17	0.77 (b)	19,000	19,000
Martin County Poll. Cont. Rev. (Florida Pwr. & Lt. Co. Proj.) Series 2000, 0.76% 1/3/17, VRDN
1/3/17	0.76 (b)	2,100	2,100
			21,100
Georgia - 1.3%
Heard County Dev. Auth. Poll. Cont. Rev. Series 2007, 0.82% 1/3/17, VRDN
1/3/17	0.82 (b)(c)	10,700	10,700
Louisiana - 0.3%
Louisiana Pub. Facilities Auth. Rev. (River View Villas Proj.) Series 2006, 0.68% 1/6/17, LOC Freddie Mac, VRDN
1/6/17	0.68 (b)	2,000	2,000
Maryland - 0.3%
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev. (Parlane Apts. Proj.) Series 2001 C, 0.73% 1/6/17, LOC Fannie Mae, VRDN
1/6/17	0.73 (b)(c)	2,475	2,475
New York - 3.3%
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 B1, 0.73% 1/6/17 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN
1/6/17	0.73 (b)	1,000	1,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB2, 0.71% 1/3/17 (Liquidity Facility Bank of America NA), VRDN
1/3/17	0.71 (b)	10,300	10,300
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2008 BB3, 0.72% 1/6/17 (Liquidity Facility Royal Bank of Canada), VRDN
1/6/17	0.72 (b)	4,000	4,000
New York City Transitional Fin. Auth. Rev. Series 2001 A, 0.75% 1/6/17 (Liquidity Facility JPMorgan Chase Bank), VRDN
1/6/17	0.75 (b)	3,900	3,900
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.76% 1/3/17, LOC Landesbank Hessen-Thuringen, VRDN
1/3/17	0.76 (b)(c)	2,500	2,500
New York Hsg. Fin. Agcy. Rev. Series 2010 A, 0.75% 1/6/17, LOC Landesbank Hessen-Thuringen, VRDN
1/6/17	0.75 (b)	3,000	3,000
New York Hsg. Fin. Agcy. Rev. Series 2014 A, 0.75% 1/6/17, LOC Manufacturers & Traders Trust Co., VRDN
1/6/17	0.75 (b)	3,135	3,135
			27,835
North Carolina - 0.6%
Lower Cape Fear Wtr. & Swr. Auth. Rev. (Bladen Bluffs Proj.) Series 2010, 0.74% 1/6/17, LOC Rabobank Nederland New York Branch, VRDN
1/6/17	0.74 (b)	5,200	5,200
Ohio - 0.8%
Hamilton County Hosp. Facilities Rev. (Children's Hosp. Med. Ctr. Proj.) Series 2002 I, 0.71% 1/6/17, LOC U.S. Bank NA, Cincinnati, VRDN
1/6/17	0.71 (b)	6,815	6,815
Texas - 0.7%
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. (Christus Health Proj.) Series 2008 C1, 0.73% 1/6/17, LOC Sumitomo Mitsui Banking Corp., VRDN
1/6/17	0.73 (b)	6,025	6,025
Wisconsin - 1.8%
Appleton Redev. Auth. Rev. (Fox Cities Performing Arts Ctr. Proj.) Series 2001 B, 0.76% 1/6/17, LOC JPMorgan Chase Bank, VRDN
1/6/17	0.76 (b)	6,600	6,600
Wisconsin Health & Edl. Facilities Auth. Rev. (Aurora Health Care, Inc. Proj.) Series 1999 C, 0.76% 1/6/17, LOC JPMorgan Chase Bank, VRDN
1/6/17	0.76 (b)	8,500	8,500
			15,100
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $98,450)			98,450

Non-Negotiable Time Deposit - 6.8%
Time Deposits - 6.8%
BNP Paribas
1/3/17 to 1/4/17	0.52 to 0.68	24,000	24,000
Credit Agricole CIB
1/3/17 to 1/4/17	0.54 to 0.68	33,000	33,000
TOTAL NON-NEGOTIABLE TIME DEPOSIT
(Cost $57,000)			57,000

U.S. Government Agency Repurchase Agreement - 3.0%
	Maturity Amount (000s)	Value (000s)
In a joint trading account at 0.52% dated 12/30/16 due 1/3/17 (Collateralized by (U.S. Government Obligations)) #	$	$
(Cost $25,013)	25,014	25,013

U.S. Treasury Repurchase Agreement - 3.8%
With:
Barclays Capital, Inc. at 0.51%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $1,020,148, 2.13%, 5/15/25)	1,000	1,000
Deutsche Bank Securities, Inc. at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $15,300,879, 1.63%, 2/15/26)	15,001	15,000
RBS Securities, Inc. at 0.5%, dated 12/30/16 due 1/3/17 (Collateralized by U.S. Treasury Obligations valued at $15,912,570, 1.00% - 3.75%, 9/15/18 - 11/15/18)	15,601	15,600
TOTAL U.S. TREASURY REPURCHASE AGREEMENT
(Cost $31,600)		31,600

Other Repurchase Agreement - 27.0%
Other Repurchase Agreement - 27.0%
With:
BNP Paribas at:
0.9%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $4,200,740, 3.95% - 4.75%, 7/15/25 - 10/21/45)	4,001	4,000
0.95%, dated 12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $1,080,200, 6.63% - 11.00%, 9/15/25 - 8/01/26)	1,000	1,000
Citigroup Global Markets, Inc. at:
0.96%, dated 12/28/16 due 1/4/17 (Collateralized by Equity Securities valued at $3,240,521)	3,001	3,000
1.01%, dated:
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $15,125,097)	14,005	14,000
12/23/16 due 1/6/17 (Collateralized by Equity Securities valued at $10,803,342)	10,004	10,000
2%, dated 11/16/16 due 2/14/17 (Collateralized by Corporate Obligations valued at $11,911,681, 1.14%, 4/05/52)	11,055	11,000
Credit Suisse Securities (U.S.A.) LLC at 0.91%, dated 12/27/16 due 1/3/17 (Collateralized by Mortgage Loan Obligations valued at $5,754,753, 5.88%, 10/25/46)	5,001	5,000
HSBC Securities, Inc. at 0.86%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $5,251,125, 2.25% - 4.40%, 1/07/19 - 5/19/26)	5,000	5,000
ING Financial Markets LLC at:
0.84%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $1,053,130, 5.00%, 1/15/21)	1,000	1,000
0.86%, dated 12/30/16 due 1/3/17:
(Collateralized by Equity Securities valued at $3,240,319)	3,000	3,000
(Collateralized by Equity Securities valued at $1,080,132)	1,000	1,000
0.94%, dated 12/30/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $1,080,681, 10.00%, 4/01/19)	1,000	1,000
J.P. Morgan Securities, LLC at:
0.86%, dated 12/30/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $10,300,305, 0.12% - 4.00%, 7/16/41 - 2/16/53)	10,002	10,000
1.06%, dated 12/30/16 due 1/6/17:
(Collateralized by Corporate Obligations valued at $16,201,050, 0.77% - 5.80%, 3/25/34 - 12/20/49) (b)(d)	15,014	15,000
(Collateralized by Corporate Obligations valued at $15,217,837, 0.00% - 5.00%, 11/01/18 - 9/01/22)(b)(d)	14,013	14,000
Merrill Lynch, Pierce, Fenner & Smith at:
0.86%, dated 12/28/16 due 1/4/17 (Collateralized by U.S. Government Obligations valued at $20,602,953, 2.53%, 11/20/66)	20,003	20,001
0.95%, dated 12/15/16 due 1/3/17 (Collateralized by Equity Securities valued at $14,047,045)	13,007	13,000
1.8%, dated 10/31/16 due 1/31/17 (Collateralized by Equity Securities valued at $5,417,283)	5,023	5,000
Mitsubishi UFJ Securities (U.S.A.), Inc. at 0.97%, dated:
1.8%, dated 10/31/16 due 1/31/17 (Collateralized by Equity Securities valued at $3,695,258)	3,001	3,000
12/21/16 due 1/4/17 (Collateralized by Equity Securities valued at $1,080,427)	1,000	1,000
12/27/16 due 1/6/17 (Collateralized by Equity Securities valued at $2,160,439)	2,001	2,000
Mizuho Securities U.S.A., Inc. at:
0.95%, dated:
12/20/16 due 1/3/17 (Collateralized by Equity Securities valued at $9,723,778)	9,003	9,000
12/21/16 due 1/4/17 (Collateralized by Equity Securities valued at $1,080,470)	1,000	1,000
12/22/16 due 1/5/17 (Collateralized by Equity Securities valued at $3,241,184)	3,001	3,000
12/23/16 due 1/6/17 (Collateralized by Equity Securities valued at $2,160,715)	2,001	2,000
12/28/16 due 1/6/17 (Collateralized by Equity Securities valued at $2,160,491)	2,001	2,000
12/30/16 due 1/6/17 (Collateralized by Equity Securities valued at $4,320,532)	4,002	4,000
1.05%, dated 12/30/16 due 1/6/17 (Collateralized by U.S. Treasury Obligations valued at $1,030,150, 0.13%, 4/15/20)	1,000	1,000
1.85%, dated:
10/31/16 due 1/30/17 (Collateralized by Corporate Obligations valued at $1,053,454, 4.00%, 9/14/26)	1,005	1,000
11/1/16 due 1/31/17 (Collateralized by U.S. Government Obligations valued at $2,066,669, 6.11%, 2/15/44)	2,009	2,000
11/2/16 due 2/1/17 (Collateralized by U.S. Government Obligations valued at $2,066,563, 6.11%, 2/15/44)	2,009	2,000
2.1%, dated 12/29/16 due 4/28/17 (Collateralized by U.S. Government Obligations valued at $2,060,601, 5.47% - 5.50%, 4/25/39 - 9/25/40)	2,014	2,000
RBC Capital Markets Co. at:
0.91%, dated 10/20/16 due 1/6/17 (Collateralized by U.S. Government Obligations valued at $6,133,316, 2.00% - 4.00%, 1/01/19 - 12/01/46)	6,014	6,000
1.04%, dated 11/14/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $5,467,454, 4.00% - 5.00%, 7/15/29 - 10/01/40)	5,013	5,000
1.09%, dated 12/9/16 due 1/6/17 (Collateralized by Municipal Bond Obligations valued at $2,314,998, 5.00%, 12/01/32 - 4/01/40)	2,005	2,000
SG Americas Securities, LLC at 1.06%, dated:
12/27/16 due 1/3/17 (Collateralized by Corporate Obligations valued at $3,188,706, 1.70% - 7.50%, 12/07/18 - 6/05/2115)	3,001	3,000
12/28/16 due 1/4/17 (Collateralized by Corporate Obligations valued at $3,209,870, 2.55% - 12.00%, 8/01/19 - 10/01/44)	3,001	3,000
12/29/16 due 1/5/17 (Collateralized by Corporate Obligations valued at $3,240,781, 5.85% - 12.00%, 3/01/18 - 4/01/46)	3,001	3,000
12/30/16 due 1/6/17 (Collateralized by Corporate Obligations valued at $3,163,039, 1.75% - 8.13%, 6/15/17 - 1/15/44)	3,001	3,000
Wells Fargo Securities, LLC at:
0.91%, dated:
12/27/16 due 1/3/17 (Collateralized by Equity Securities valued at $4,320,766)	4,001	4,000
12/30/16 due:
1/3/17 (Collateralized by Corporate Obligations valued at $5,400,546, 2.00% - 2.75%, 9/01/20 - 9/01/26)	5,001	5,000
1/6/17 (Collateralized by Corporate Obligations valued at $19,441,966, 4.00% - 9.75%, 5/01/18 - 3/15/40)	18,003	18,000
1.5%, dated 11/4/16 due 2/2/17 (Collateralized by Corporate Obligations valued at $2,165,401, 2.00%, 9/01/20)	2,008	2,000
TOTAL OTHER REPURCHASE AGREEMENT
(Cost $225,000)		225,001
TOTAL INVESTMENT PORTFOLIO - 99.2%
(Cost $827,034)		827,100
NET OTHER ASSETS (LIABILITIES) - 0.8%		6,658
NET ASSETS - 100%		$833,758

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (d) The maturity amount is based on the rate at period end.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Prior to October 3, 2016, as permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities were valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Effective October 3, 2016, valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Commercial paper, certificates of deposit and other short-term securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy.

Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Other Information

# Additional information on each counterparty to the repurchase agreement is as follows:

Repurchase Agreement / Counterparty	Value (000s)
$25,013,000 due 1/03/17 at 0.52%
BNY Mellon Capital Markets LLC	$2,577
Bank of America NA	5,028
Citibank NA	1,591
ING Financial Markets LLC	224
J.P. Morgan Securities, Inc.	3,493
Mizuho Securities USA, Inc.	560
RBC Dominion Securities, Inc.	3,023
Societe Generale	1,120
Wells Fargo Securities LLC	7,397
$25,013

Income Tax Information

At December 31, 2016 the cost for Federal Income Tax Purposes was $827,034,000.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Colchester Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Colchester Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	February 28, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	February 28, 2017